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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2005 Annual Report

MONEY
MARKET
FUNDS

First American Money Market Funds

First American Money Market Funds offer a broad range of investment choices and share classes that are practical alternatives or complements to a cash portfolio. The investment objective of our money market funds is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

TABLE OF CONTENTS

Message to Shareholders	1

Report of Independent Registered Public Accounting Firm	7

Schedule of Investments	8

Statements of Assets and Liabilities	20

Statements of Operations	22

Statements of Changes in Net Assets	24

Financial Highlights	28

Notes to Financial Statements	36

Notice to Shareholders	43

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS  October 17, 2005

Dear Shareholders:

We invite you to take a few minutes to review the results of the funds’ most recent fiscal period. Because the funds have changed their fiscal year-end from September 30 to August 31, this report covers the 11-month time period from October 1, 2004, through August 31, 2005.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

/s/ Virginia L. Stringer	/s/ Thomas S. Schreier
Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board	President
First American Funds, Inc.	First American Funds, Inc.

Government Obligations fund

Expense Example

As a shareholder of the Government Obligations Fund (the "fund"), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (3/1/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/1/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,011.60	$3.80
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,012.40	$3.04
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class Y Actual[2]	$1,000.00	$1,013.10	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,014.40	$1.02
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
Piper Jaffray Actual[2,3]	$1,000.00	$1,011.40	$4.00
Piper Jaffray Hypothetical (5% return before expenses)[3]	$1,000.00	$1,021.23	$4.02

1  Expenses are equal to the fund's six-month annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20% and 0.79% for Class A, Class D, Class Y, Class Z and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six months ended August 31, 2005, of 1.16%, 1.24%, 1.31%, 1.44% and 1.14% for Class A, Class D, Class Y, Class Z and Piper Jaffray Class, respectively.

3  Effective June 6, 2005, the contractual limitation on annual expenses for Piper Jaffray Class has been increased to 0.81% from 0.77%. If this limitation had been in place during the entire six-month period, actual and hypothetical ending account balances would have been $1,011.40 and $1,021.12, respectively, and actual and hypothetical expenses paid during the period would have been $4.11 and $4.13, respectively.

Portfolio Allocation as of August 31, 2005[4] (% of net assets)
Repurchase Agreements	67.2%
U.S. Government Agency Obligations	33.5%

4Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Prime Obligations fund

Expense Example

As a shareholder of the Prime Obligations Fund (the "fund"), you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares); and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (3/1/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/1/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,011.60	$3.95
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97
Class B Actual[2]	$1,000.00	$1,009.30	$6.23
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26
Class C Actual[2]	$1,000.00	$1,009.30	$6.23
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26
Class D Actual[2]	$1,000.00	$1,012.40	$3.20
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21
Class I Actual[2]	$1,000.00	$1,013.60	$2.03
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class Y Actual[2]	$1,000.00	$1,013.20	$2.44
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45
Class Z Actual[2]	$1,000.00	$1,014.60	$1.02
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
Piper Jaffray Actual[2,3]	$1,000.00	$1,011.20	$4.35
Piper Jaffray Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.88	$4.38

1  Expenses are equal to the fund's six-month annualized expense ratio of 0.78%, 1.23%, 1.23%, 0.63%, 0.40%, 0.48%, 0.20% and 0.86% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six months ended August 31, 2005 of 1.16%, 0.93%, 0.93%, 1.24%, 1.36%, 1.32%, 1.46% and 1.12% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z and Piper Jaffray Class, respectively.

3Effective June 6, 2005, the contractual limitation on annual expenses for Piper Jaffray Class has been increased to 0.88% from 0.84%. If this limitation had been in place during the entire six-month period, actual and hypothetical ending account balances would have been $1,011.20 and $1,020.77, respectively, and actual and hypothetical expenses paid during the period would have been $4.46 and $4.48, respectively.

Portfolio Allocation as of August 31, 2005[4] (% of net assets)
Commercial Paper	32.0%
Certificates of Deposit	21.2%
Structured Investment Vehicles	15.4%
Extendible Floating Rate Corporate Notes	13.1%
Floating Rate Funding Agreements	7.3%
Corporate Notes	4.4%
Repurchase Agreements	2.8%
Structured Notes	2.2%
Euro Time Deposits	2.0%
U.S. Government Agency Obligation	0.2%

4Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Tax Free Obligations fund

Expense Example

As a shareholder of the Tax Free Obligations Fund (the "fund"), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (3/1/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/1/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,008.10	$3.80
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,008.80	$3.04
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class Y Actual[2]	$1,000.00	$1,009.60	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,010.90	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
Piper Jaffray Actual[2,3]	$1,000.00	$1,008.00	$3.89
Piper Jaffray Hypothetical (5% return before expenses)[3]	$1,000.00	$1,021.33	$3.92

1  Expenses are equal to the fund's six-month annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20% and 0.77% for Class A, Class D, Class Y, Class Z and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six months ended August 31, 2005, of 0.81%, 0.88%, 0.96%, 1.09% and 0.80% for Class A, Class D, Class Y, Class Z and Piper Jaffray Class, respectively.

3Effective June 6, 2005, the contractual limitation on annual expenses for Piper Jaffray Class has been increased to 0.79% from 0.75%. If this limitation had been in place during the entire six-month period, actual and hypothetical ending account balances would have been $1,008.00 and $1,021.22, respectively, and actual and hypothetical expenses paid during the period would have been $4.00 and $4.02, respectively.

Portfolio Allocation as of August 31, 2005[4] (% of net assets)
Variable Rate Demand Notes - Weekly	83.2%
Commercial Paper	8.7%
Municipal Notes	6.1%
Variable Rate Demand Notes - Daily	1.7%
Investment Companies	0.5%

4Portfolio allocations are subject to change at any time and are not recommendations to buy or sell a security.

FIRST AMERICAN FUNDS Annual Report 2005

Treasury Obligations fund

Expense Example

As a shareholder of the Treasury Obligations Fund (the "fund"), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (3/1/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/1/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,011.10	$3.80
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,011.90	$3.04
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class Y Actual[2]	$1,000.00	$1,012.70	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,014.00	$1.02
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
Piper Jaffray Actual[2,3]	$1,000.00	$1,011.10	$3.90
Piper Jaffray Hypothetical (5% return before expenses)[3]	$1,000.00	$1,021.33	$3.92
Reserve Actual2,[4]	$1,000.00	$1,000.10	$0.03
Reserve Hypothetical (5% return before expenses)[4]	$1,000.00	$1,000.11	$0.03

1  Expenses are equal to the fund's six-month annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20%, 0.77% and 0.94% for Class A, Class D, Class Y, Class Z, Piper Jaffray Class and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six months ended August 31, 2005, of 1.11%, 1.19%, 1.27%, 1.40%, 1.11% and 0.01% for Class A, Class D, Class Y, Class Z, Piper Jaffray Class and Reserve Class, respectively.

3  Effective June 6, 2005, the contractual limitation on annual expenses for Piper Jaffray Class has been increased to 0.79% from 0.75%. If this limitation had been in place during the entire six-month period, actual and hypothetical ending account balances would have been $1,011.10 and $1,021.22, respectively, and actual and hypothetical expenses paid during the period would have been $4.00 and $4.02, respectively.

4  Reserve Class inception was August 31, 2005. Total returns and expenses assume one day of operation.

Portfolio Allocation as of August 31, 2005[5] (% of net assets)
Repurchase Agreements	95.3%
U.S. Treasury Obligations	4.9%

5Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

U.S. Treasury Money Market fund

Expense Example

As a shareholder of the U.S. Treasury Money Market Fund (the "fund"), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (3/1/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/1/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,010.50	$3.80
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,011.20	$3.04
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class Y Actual[2]	$1,000.00	$1,012.00	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,013.30	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

1  Expenses are equal to the fund's six-month annualized expense ratio of 0.75%, 0.60%, 0.45% and 0.20% for Class A, Class D, Class Y and Class Z, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six months ended August 31, 2005, of 1.05%, 1.12%, 1.20% and 1.33% for Class A, Class D, Class Y and Class Z, respectively.

Portfolio Allocation as of August 31, 2005[3] (% of net assets)
U.S. Treasury Obligations	100.0%
Money Market Fund	0.1%

3Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (comprised of the Government Obligations, Prime Obligations, Tax Free Obligations, Treasury Obligations and U.S. Treasury Money Market Funds) (the funds), including the schedules of investments, as of August 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First American Funds, Inc., at August 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 14, 2005

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments August 31, 2005

Government Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Obligations – 33.5%
FAMC 3.570%, 09/01/05 (a)	$117,600	$117,600
3.440%, 09/30/05 (a)	100,000	100,000
FFCB 3.560%, 09/01/05 (a)	300,000	299,965
3.520%, 11/28/05 (a)	50,000	49,986
FHLB 3.589%, 09/02/05 (a)	58,165	58,164
2.250%, 09/09/05 (b)	15,000	15,000
3.259%, 09/10/05 (a)	50,000	49,985
3.270%, 09/13/05 (a) (b)	50,000	49,973
3.363%, 09/28/05 (a)	50,000	49,979
2.250%, 10/21/05 (b)	15,000	14,990
2.375%, 11/01/05 (b)	10,000	9,998
2.500%, 11/02/05 (b)	10,000	10,000
3.654%, 11/09/05 (a) (b)	50,000	49,981
2.000%, 02/13/06	4,250	4,219
2.220%, 04/27/06	4,000	3,957
2.000%, 07/07/06	5,000	4,926
FHLMC 2.300%, 09/20/05	25,000	24,970
4.150%, 11/10/05	25,000	25,000
2.125%, 11/15/05 (b)	17,000	16,992
2.702%, 11/15/05	20,000	19,890
2.892%, 12/13/05	25,000	24,799
2.810%, 02/02/06	10,000	9,966
3.830%, 06/20/06	25,000	25,000
FNMA 3.520%, 09/01/05 (a)	50,000	49,993
3.434%, 09/06/05 (a) (b)	100,000	99,971
3.451%, 09/15/05 (a)	50,000	49,999
3.556%, 09/29/05 (a)	150,000	149,971
3.386%, 10/03/05 (a) (b)	75,000	74,996
2.400%, 10/14/05	15,000	14,957
3.505%, 10/21/05 (a)	75,000	74,992
2.823%, 11/10/05	10,000	9,947
3.760%, 12/01/05	31,000	30,705
2.000%, 01/30/06	15,000	14,931
5.875%, 02/02/06	10,274	10,368
2.500%, 02/24/06	35,000	34,431
2.500%, 05/10/06	10,000	9,918
2.500%, 06/15/06	15,000	14,819
4.000%, 08/08/06	25,000	24,983
Total U.S. Government Agency Obligations (Cost $1,700,321)		1,700,321
Repurchase Agreements – 67.2%
Bank of America 3.580%, dated 08/31/05, matures 09/01/05, repurchase price $525,052,208 (collateralized by U.S. Treasury obligations: Total market value $535,503,118)	525,000	525,000
BNP Paribas 3.590%, dated 08/31/05, matures 09/01/05, repurchase price $200,019,944 (collateralized by U.S. Treasury obligations: Total market value $204,000,321)	200,000	200,000
CS First Boston 3.590%, dated 08/31/05, matures 09/01/05, repurchase price $650,064,819 (collateralized by U.S. Treasury obligations: Total market value $663,002,356)	650,000	650,000

Government Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 3.400%, dated 08/31/05, matures 09/01/05, repurchase price $200,018,889 (collateralized by U.S. Treasury obligations: Total market value $204,000,450)	$200,000	$200,000
Goldman Sachs 3.500%, dated 08/31/05, matures 09/01/05, repurchase price $350,034,028 (collateralized by U.S. Treasury obligations: Total market value $357,000,536)	350,000	350,000
Goldman Sachs 3.590%, dated 08/31/05, matures 09/01/05, repurchase price $750,074,792 (collateralized by U.S. Treasury obligations: Total market value $765,002,632)	750,000	750,000
UBS Warburg 3.570%, dated 08/31/05, matures 09/01/05, repurchase price $728,534,239 (collateralized by U.S. Treasury obligations: Total market value $743,035,043)	728,462	728,462
Total Repurchase Agreements (Cost $3,403,462)		3,403,462
Investments Purchased with Proceeds from Securities Lending – 6.6%
(Cost $333,389) (c)		333,389
Total Investments – 107.3% (Cost $5,437,172)		5,437,172
Other Assets and Liabilities, Net – (7.3)%		(369,696)
Total Net Assets – 100.0%		$5,067,476

a  Variable Rate Security – The rate shown is the rate in effect as of August 31, 2005. The date shown is the next reset date.

b  This security or a portion of this security is out on loan at August 31, 2005. Total loaned securities had a value of $326,811,320 or 6.5% of total net assets at August 31, 2005. See note 2 in Notes to Financial Statements.

c  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

FAMC – Federal Agriculture Mortgage Corporation

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Prime Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
Commercial Paper – 32.0%
Asset-Backed (a) – 23.4%
Chesham Finance 3.590%, 09/01/05	$60,000	$60,000
3.540%, 09/06/05	200,000	199,902
3.690%, 10/26/05	218,219	216,989
Concord Minutemen Capital 3.470%, 09/01/05	30,989	30,989
3.510%, 09/07/05	75,000	74,956
3.390%, 09/08/05	50,000	49,966
3.520%, 09/12/05	175,000	174,812
3.560%, 09/12/05	50,000	49,946
Corporate Asset Funding 3.600%, 10/12/05	50,000	49,795
Falcon Asset Securitization Corp 3.510%, 09/15/05	101,341	101,203
3.530%, 09/21/05	100,000	99,804
3.610%, 10/13/05	50,000	49,789
3.650%, 10/17/05	75,000	74,650
Kitty Hawk Funding (Guarantor: Bank of America) 3.510%, 09/12/05	200,000	199,785
3.510%, 09/13/05	50,000	49,942
Moat Funding (Guarantor: 41% JPM Chase) 3.510%, 09/01/05	50,000	50,000
3.510%, 09/12/05	55,000	54,941
Old Line Funding 3.450%, 09/08/05	91,199	91,138
3.600%, 10/04/05	52,254	52,082
3.630%, 10/12/05	92,614	92,230
Ranger Funding 3.470%, 09/07/05	126,455	126,382
3.520%, 09/14/05	115,000	114,854
3.510%, 09/19/05	100,000	99,825
3.530%, 09/23/05	50,000	49,892
Scaldis Capital 3.580%, 09/26/05	200,000	199,503
Sheffield Receivables Corp 3.520%, 09/13/05	153,000	152,820
3.520%, 09/15/05	75,000	74,897
3.540%, 09/20/05	110,000	109,795
Thames Asset Global Securitization Corp 3.410%, 09/02/05	59,517	59,511
3.490%, 09/06/05	71,471	71,436
3.530%, 09/15/05	60,000	59,918
3.540%, 09/20/05	205,000	204,617
3.580%, 09/27/05	50,630	50,499
Windmill Funding Corp 3.520%, 09/13/05	69,000	68,919
3.600%, 10/03/05	75,000	74,760
3.600%, 10/06/05	216,350	215,593
3.640%, 10/13/05	49,118	48,909
Total Asset-Backed		3,605,049
Non Asset-Backed – 3.7%
Dexia Bank 3.500%, 09/16/05	100,000	99,854
JP Morgan Chase 3.510%, 09/20/05	200,000	199,630
Morgan Stanley 3.550%, 09/21/05	200,000	199,605
Natexis Banque 3.455%, 09/01/05	75,000	75,000
Total Non Asset-Backed		574,089

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Secured Liquidity Notes (a) – 4.9%
Concord Minutemen Capital 3.550%, 09/09/05	$50,000	$49,961
Emerald Trust Certificates (MBNA Master Certificates) 3.470%, 09/28/05	65,000	64,831
3.470%, 09/29/05	40,000	39,892
3.580%, 10/05/05	84,263	83,978
3.630%, 10/13/05	100,000	99,577
3.710%, 11/03/05	100,000	99,350
New Castle 3.670%, 10/17/05	200,000	199,062
3.780%, 11/22/05	75,000	74,354
Park Granada LLC 3.510%, 09/01/05	50,000	50,000
Total Secured Liquidity Notes		761,005
Total Commercial Paper (Cost $4,940,143)		4,940,143
Certificates of Deposit – 21.2%
American Express 3.520%, 09/19/05	100,000	100,000
3.530%, 09/20/05	50,000	50,000
Bank of Scotland NY 3.320%, 12/09/05	200,000	200,000
Barclays Bank NY 3.400%, 09/21/05	75,000	75,000
3.850%, 03/31/06	50,000	50,000
BNP Paribas NY 3.110%, 09/08/05	30,000	29,997
Calyon NY 3.500%, 12/16/05	50,000	50,000
CitiCorp 3.800%, 11/28/05	75,000	75,000
CS First Boston NY 3.530%, 09/09/05	100,000	100,000
3.530%, 09/12/05	100,000	100,000
3.535%, 09/20/05	200,000	200,000
3.620%, 09/30/05	50,000	50,000
Deutsche Bank 3.525%, 09/20/05	150,000	150,000
3.530%, 09/22/05	122,500	122,500
HBOS 3.520%, 09/20/05	100,000	100,000
3.750%, 04/21/06	50,000	50,000
HSBC Holdings NY 3.330%, 10/07/05	50,000	49,982
KBC Bank NY 3.565%, 09/30/05	200,000	200,000
Landesbank Hessen Thueringen 2.350%, 10/18/05	100,000	99,999
Natexis Banque 3.575%, 09/30/05	100,000	100,000
3.775%, 11/21/05	50,000	50,000
3.790%, 11/25/05	75,000	75,000
Royal Bank of Canada NY 3.330%, 09/15/05 (b)	100,000	99,998
3.520%, 09/20/05	200,000	200,000
Royal Bank of Scotland NY 2.330%, 09/13/05	100,000	99,999
3.840%, 03/31/06	100,000	100,000
Societe Generale NY 3.520%, 09/20/05	100,000	100,000

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments August 31, 2005

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Svenska Handelsbanken NY 3.430%, 09/20/05	$75,000	$75,000
3.575%, 09/30/05	100,000	100,000
3.585%, 09/30/05	120,000	120,000
3.630%, 10/17/05	50,000	50,000
3.740%, 06/14/06	50,000	50,000
3.755%, 06/14/06	50,000	50,000
UBS Stamford 3.750%, 04/27/06	50,000	50,000
Westlb AG NY 3.540%, 12/13/05	50,000	50,000
Westpac Banking Corp. NY 3.525%, 09/12/05	50,000	50,000
Total Certificates of Deposit (Cost $3,272,475)		3,272,475
Structured Investment Vehicles – 15.4%
Beta Finance 3.558%, 09/01/05 (a) (b)	100,000	99,988
3.570%, 09/01/05 (a) (b)	100,000	99,995
3.723%, 09/01/05 (a) (b)	25,000	25,003
2.300%, 09/12/05 (a)	100,000	100,000
2.735%, 11/17/05 (a)	50,000	49,999
3.710%, 06/16/06 (a)	100,000	100,000
Centauri (CC USA LLC) 3.715%, 09/01/05 (a) (b)	50,000	50,015
3.760%, 11/23/05 (a)	101,000	100,124
Dorada Finance 3.680%, 09/01/05 (a) (b)	50,000	50,002
2.540%, 11/15/05 (a)	50,000	49,999
2.965%, 01/13/06 (a)	50,000	50,000
3.745%, 06/16/06 (a)	50,000	49,998
K2 USA LLC 3.560%, 09/01/05 (a) (b)	180,000	179,992
3.560%, 09/01/05 (a) (b)	80,000	79,996
3.570%, 09/01/05 (a) (b)	50,000	49,997
2.370%, 10/25/05 (a)	50,000	49,999
3.120%, 01/10/06 (a)	50,000	49,998
4.165%, 08/07/06 (a)	40,000	39,998
Links Finance LLC 3.560%, 09/01/05 (a) (b)	100,000	99,995
3.565%, 09/01/05 (a) (b)	100,000	99,990
3.565%, 09/01/05 (a) (b)	100,000	99,996
3.570%, 09/01/05 (a) (b)	100,000	99,995
3.703%, 09/01/05 (a)	50,000	50,018
4.000%, 07/20/06	100,000	99,991
Sigma Finance 3.555%, 09/01/05 (a) (b)	50,000	49,997
3.558%, 09/01/05 (a) (b)	100,000	99,991
3.560%, 09/01/05 (a) (b)	50,000	49,997
3.565%, 09/01/05 (a) (b)	100,000	99,993
3.570%, 09/01/05 (a) (b)	100,000	99,991
3.570%, 09/01/05 (a) (b)	50,000	49,996
3.595%, 09/01/05 (a) (b)	100,000	100,008
Total Structured Investment Vehicles (Cost $2,375,061)		2,375,061
Extendible Floating Rate Corporate Notes (b) – 13.1%
Allstate Global Funding 3.663%, 09/27/05 (a)	100,000	100,000
American Express Credit 3.659%, 09/20/05 (a)	115,000	115,005
Bayeriche Landesbank NY 3.660%, 09/24/05 (a)	300,000	300,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
General Electric Capital Corp 3.662%, 09/09/05	$300,000	$300,000
3.683%, 09/17/05 (a)	200,000	200,000
Goldman Sachs Group 3.671%, 09/15/05 (a)	177,000	177,000
Metlife Global Funding 3.549%, 09/07/05 (a)	85,000	85,000
3.709%, 09/28/05 (a)	95,000	95,000
Morgan Stanley Dean Witter 3.601%, 09/15/05 (a)	100,000	100,000
3.709%, 09/29/05 (a)	95,000	95,000
Royal Bank of Scotland NY 3.573%, 09/23/05 (a)	259,000	259,008
Wells Fargo Bank 3.561%, 09/15/05 (a)	100,000	100,005
Westlb AG NY 3.490%, 09/30/05 (a)	100,000	100,000
Total Extendible Floating Rate Corporate Notes (Cost $2,026,018)		2,026,018
Floating Rate Funding Agreements (b) – 7.3%
AI Life Funding Agreement 3.594%, 10/01/05	75,000	75,000
3.594%, 10/01/05	100,000	100,000
AIG Life Funding Agreement 3.614%, 10/01/05	100,000	100,000
3.614%, 10/01/05	100,000	100,000
Allstate Life Insurance Funding Agreement 3.643%, 10/01/05	100,000	100,000
3.814%, 10/15/05	100,000	100,000
Anchor National Life Funding Agreement 3.750%, 09/01/05	75,000	75,000
Sun Life Insurance 3.780%, 09/01/05	75,000	75,000
Transamerica Occidental Funding Agreement 3.660%, 09/01/05	400,000	400,000
Total Floating Rate Funding Agreements (Cost $1,125,000)		1,125,000
Corporate Notes – 4.4%
Bank of America Securities Master Note 3.643%, 09/01/05 (b)	200,000	200,000
Bear Stearns Master Note 3.713%, 09/01/05 (b)	400,000	400,000
General Electric Capital Corp 6.800%, 11/01/05	50,000	50,320
Washington Mutual 6.250%, 05/15/06	35,565	36,087
Total Corporate Notes (Cost $686,407)		686,407
Structured Notes (a) – 2.2%
3M 5.674%, 12/12/05	105,000	105,808
Wachovia Asset Securitization Series 2004-HM2A, Cl AMM 3.631%, 09/25/05 (b)	70,336	70,336
Series 2005-HM1A, Cl AMM
3.631%, 09/25/05 (b)	100,000	100,000
Wal-Mart 5.006%, 06/01/06	65,000	65,882
Total Structured Notes (Cost $342,026)		342,026

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Prime Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Euro Time Deposit – 2.0%
LaSalle Bank Time Deposit 3.570%, 09/01/05 (Cost $306,974)	$306,974	$306,974
U.S. Government Agency Obligation – 0.2%
FHLB, 2.250%, 09/09/05 (Cost $29,999)	30,000	29,999
Repurchase Agreements – 2.8%
UBS Warburg 3.550%, dated 08/31/05, matures 09/01/05, repurchase price $392,705,844 (collateralized by U.S. Treasury obligations: Total market value $394,085,406)	386,356	386,356
UBS Warburg 3.570%, dated 08/31/05, matures 09/01/05, repurchase price $47,292,570 (collateralized by U.S. Treasury obligations: Total market value $47,471,436)	46,538	46,538
Total Repurchase Agreements (Cost $432,894)		432,894
Total Investments – 100.6% (Cost $15,536,997)		15,536,997
Other Assets and Liabilities, Net – (0.6)%		(94,332)
Total Net Assets – 100.0%		$15,442,665

a  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of August 31, 2005, the value of these investments was $8,709,167,599 or 56.4% of total net assets.

b  Variable Rate Security – The rate shown is the rate in effect as of August 31, 2005. The date shown is the next reset date.

FHLB – Federal Home Loan Bank

Tax Free Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 99.7%
Alabama – 0.3%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank) 2.510%, 09/07/05 (a)	$6,000	$6,000
Arizona – 0.3%
Arizona Health Facilities, The Terraces Project, Series B2 (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank) 2.490%, 09/07/05 (a)	5,000	5,000
Arkansas – 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA) 2.500%, 09/07/05 (a)	6,390	6,390
California – 1.0%
ABN AMRO Munitops Certificates Trust (GO) (INS: AMBAC) (SPA: ABN AMRO Bank) 2.590%, 10/27/05 (b)	17,530	17,530
California Statewide Communities Development Authority, Senior Living Facility (LOC: Sovereign Bank) (LOC: Bank of New York) 2.420%, 09/07/05 (a)	550	550
		18,080
Colorado – 3.1%
ABN AMRO Munitops Certificates Trust, Colorado State (INS: FGIC) (SPA: ABN AMRO Bank) 2.530%, 09/07/05 (a) (b)	5,140	5,140
Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union) 2.590%, 09/07/05 (a)	8,750	8,750
Colorado Educational & Cultural Facilities, Mesivta Greater L.A. (LOC: Bank of America) 2.490%, 09/07/05 (a)	5,000	5,000
Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank) 2.500%, 09/07/05 (a)	8,900	8,900
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank) 2.500%, 09/07/05 (a)	5,400	5,400
Colorado Health Facilities Authority, Frasier Meadows Manor Project (LOC: Bank One) 2.490%, 09/07/05 (a)	15,220	15,220
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank) 2.500%, 09/07/05 (a)	7,425	7,425
		55,835
Delaware – 1.3%
Delaware Economic Development Authority, Hospital Billing, Series A (INS: AMBAC) (SPA: Morgan Stanley Dean Witter) 2.380%, 09/07/05 (a)	23,250	23,250
District of Columbia – 1.1%
District of Columbia, American Society, Series A (LOC: Wachovia Bank) 2.490%, 09/07/05 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: Wachovia Bank) 2.490%, 09/07/05 (a)	9,500	9,500
		19,500

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments August 31, 2005

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Florida – 5.9%
Broward County Educational Facilities Authority, City College (LOC: Citibank) 2.490%, 09/07/05 (a)	$8,025	$8,025
Florida Housing Agency (LOC: KBC Bank) 2.480%, 09/07/05 (a) (b)	6,035	6,035
Highlands County Health Facilities, Adventist Health Systems, Series A (LOC: Suntrust Bank) 2.500%, 09/07/05 (a)	12,100	12,100
Lee County Industrial Development Authority Healthcare Facilities, Shell Point Village, Series A (LOC: Bank of America) 2.350%, 09/07/05 (a)	10,700	10,700
Lee County Industrial Development Authority Healthcare Facilities, Shell Point Village, Series B (LOC: Bank of America) 2.350%, 09/07/05 (a)	13,945	13,945
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America) 2.350%, 09/07/05 (a)	3,650	3,650
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank) 2.490%, 09/07/05 (a)	37,000	37,000
Pinellas County Health Facilities Authority, Hospital Facilities, Bayfront (LOC: Suntrust Bank) 2.340%, 09/01/05 (a)	5,230	5,230
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank) 2.360%, 09/07/05 (a)	6,000	6,000
University Athletic Asociation Capital Improvement, University of Florida Stadium Project (LOC: Suntrust Bank) 2.450%, 09/01/05 (a)	4,375	4,375
		107,060
Georgia – 5.7%
Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital (INS: AMBAC) (SPA: Suntrust Bank) 2.490%, 09/07/05 (a)	65	65
Clayton County Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital) 2.380%, 09/07/05 (a)	2,450	2,450
Cobb County Development Authority, Presbyterian, Series B (LOC: Allied Irish Bank, PLC) 2.370%, 09/07/05 (a)	5,350	5,350
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank) 2.490%, 09/07/05 (a)	10,715	10,715
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank) 2.490%, 09/07/05 (a)	13,095	13,095
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America) 2.500%, 09/07/05 (a)	1,925	1,925
Fulton County Development Authority, St. George Village (LOC: Bank of America) 2.500%, 09/07/05 (a)	18,500	18,500
Fulton County Development Authority, United Way Metropolitan Atlanta Project (LOC: Wachovia Bank) 2.490%, 09/07/05 (a)	7,700	7,700

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank) 2.490%, 09/07/05 (a)	$1,180	$1,180
Macon-Bibb County Hospital Authority, Central Georgia Health (LOC: Suntrust Bank) 2.340%, 09/01/05 (a)	5	5
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland) 2.490%, 09/07/05 (a)	20,700	20,700
Rockdale County Hospital Authority (LOC: Suntrust Bank) 2.490%, 09/07/05 (a)	10,705	10,705
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank) 2.490%, 09/07/05 (a)	12,050	12,050
		104,440
Idaho – 0.4%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America) 2.540%, 09/07/05 (a)	4,605	4,605
University of Idaho Foundation Authority (LOC: First Security Bank) 2.420%, 09/07/05 (a) (b)	3,400	3,400
		8,005
Illinois – 11.9%
ABN AMRO Munitops Certificates Trust, llinois State (GO) (INS: MBIA) (SPA: ABN AMRO Bank) 2.420%, 09/07/05 (a) (b)	14,575	14,575
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank) 2.490%, 09/07/05 (a)	15,660	15,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank) 2.490%, 09/07/05 (a)	2,600	2,600
Chicago Project, Series B-1 (INS: FSA) (SPA: Bank One) 2.390%, 09/07/05 (a)	5,000	5,000
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings) 2.400%, 09/07/05 (a)	8,000	8,000
Illinois Development Finance Authority (LOC: Northern Trust) 2.540%, 09/07/05 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC) 2.650%, 09/07/05 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank) 2.510%, 09/07/05 (a)	4,750	4,750
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust) 2.400%, 09/07/05 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: Bank One) 2.400%, 09/07/05 (a)	4,000	4,000
Illinois Development Finance Authority, Mount Carmel High School Project (LOC: Bank One) 2.400%, 09/07/05 (a)	8,400	8,400

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank) 2.400%, 09/07/05 (a)	$7,550	$7,550
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank) 2.400%, 09/07/05 (a)	13,000	13,000
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank) 2.400%, 09/07/05 (a)	8,000	8,000
Illinois Development Finance Authority, Solomon Schechter Day Schools (LOC: LaSalle Bank) 2.510%, 09/07/05 (a)	5,000	5,000
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank) 2.510%, 09/07/05 (a)	3,870	3,870
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust) 2.400%, 09/07/05 (a)	5,000	5,000
Illinois Finance Authority, Friendship Village – Schamburg, Series C (LOC: LaSalle Bank) 2.490%, 09/07/05 (a)	6,000	6,000
Illinois Finance Authority, Illinois Institute of Technology (LOC: Harris Trust & Savings) 2.400%, 09/07/05 (a)	3,100	3,100
Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank) 2.400%, 09/07/05 (a)	2,680	2,680
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank) 2.520%, 09/07/05 (a)	4,000	4,000
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank) 2.500%, 09/07/05 (a)	3,170	3,170
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: KBC Bank) 2.500%, 09/07/05 (a)	7,245	7,245
Illinois Health Facilities Authority Lifelink (LOC: J.P. Morgan Chase Bank) 2.350%, 09/07/05 (a)	8,140	8,140
Illinois Health Facilities Authority, Franciscan Eldercare, Series B (LOC: LaSalle Bank) 2.350%, 09/07/05 (a)	1,750	1,750
Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: LaSalle Bank) 2.350%, 09/07/05 (a)	11,120	11,120
Illinois Health Facilities Authority, Franciscan Eldercare, Series E (LOC: LaSalle Bank) 2.350%, 09/07/05 (a)	5,660	5,660
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC) 2.500%, 09/07/05 (a)	3,120	3,120
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank) 2.540%, 09/07/05 (a)	14,020	14,020
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC) 2.500%, 09/07/05 (a)	2,200	2,200
Illinois Health Facilities, Series C (LOC: LaSalle Bank) 2.500%, 09/07/05 (a)	2,750	2,750

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Macon County – Milikin University (INS: AMBAC) (SPA: Bank One) 2.380%, 09/07/05 (a)	$4,400	$4,400
Northern Cook County Solid Waste Agency (LOC: Northern Trust) 2.520%, 09/07/05 (a)	5,400	5,400
St. Clair County, McKendree College Project (LOC: Bank of America) 2.505%, 09/07/05 (a)	6,150	6,150
Yorkville, MPI Grande Project (LOC: LaSalle Bank) 2.510%, 09/07/05 (a)	3,205	3,205
		216,010
Indiana – 5.7%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank) 2.540%, 09/07/05 (a)	6,955	6,955
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank) 2.590%, 09/07/05 (a)	5,130	5,130
Indiana Development Financing Authority, Educational Facilities Heritage School Project (LOC: LaSalle Bank) 2.350%, 09/07/05 (a)	8,650	8,650
Indiana Health Facilities Financing Authority, Baptist Homes (LOC: LaSalle Bank) 2.500%, 09/07/05 (a)	9,135	9,135
Indiana Health Facilities Financing Authority, Henry County Memorial Hospital (LOC: Fifth Third Bank) 2.540%, 09/07/05 (a)	18,350	18,350
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: Bank One) 2.510%, 09/07/05 (a)	19,400	19,400
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank) 2.530%, 09/07/05 (a)	13,930	13,930
Indiana Bond Bank, Series A 3.250%, 01/26/06	22,500	22,584
		104,134
Iowa – 0.2%
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank) 2.490%, 09/07/05 (a)	4,000	4,000
Kansas – 0.5%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank) 2.500%, 09/07/05 (a)	8,890	8,890
Kentucky – 0.1%
Lexington-Fayette Urban County Government, Residential Facilities, Richmond Place Association Project (LOC: Bank of America) 2.750%, 04/01/06 (a)	2,630	2,630
Louisiana – 3.8%
State of Louisiana (CP) (INS: AMBAC) 2.500%, 09/06/05	15,000	15,000
State of Louisiana (CP) (INS: AMBAC) 2.620%, 11/08/05	30,000	30,000
State of Louisiana (CP) (INS: AMBAC) 2.550%, 11/14/05	25,000	25,000
		70,000

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments August 31, 2005

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Maryland – 1.0%
Carroll County, Fairhaven & Copper, Series B (LOC: LaSalle Bank) 2.500%, 09/07/05 (a)	$13,375	$13,375
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank) 2.500%, 09/07/05 (a)	4,000	4,000
		17,375
Massachusetts – 3.4%
ABN AMRO Munitops Certificates Trust (INS: FSA) (SPA: ABN AMRO Bank) 2.530%, 09/07/05 (a) (b)	13,300	13,300
Massachusetts Development Financing Agency, Senior Living Facility, New England Deaconess Association (LOC: Lloyd's TSB Bank) 2.480%, 09/07/05 (a)	50	50
Massachusetts Water Resource Authority, Series C (LOC: Landesbank Hessen-Thuringen Bank) 2.400%, 09/01/05 (a)	6,645	6,645
State of Massachusetts, Series B (GO) (SPA: Landesbank Hessen-Thuringen Bank) 2.530%, 09/07/05 (a)	27,595	27,595
State of Massachusetts, Series C (GO) (SPA: State Street Bank) 2.530%, 09/07/05 (a)	14,300	14,300
		61,890
Michigan – 5.6%
Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank) 2.490%, 09/07/05 (a)	10,000	10,000
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC) 2.540%, 09/07/05 (a)	12,000	12,000
Michigan Municipal Bond Authority, Detroit School District, Series A (LOC: J.P. Morgan Chase Bank) 3.750%, 03/21/06	30,000	30,144
State of Michigan (CP) 2.200%, 10/05/05	30,080	30,080
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank) 2.550%, 09/07/05 (a)	18,775	18,775
		100,999
Minnesota – 1.2%
Eden Prairie, Multifamily Housing Authority 2.540%, 09/07/05 (a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC) 2.510%, 09/07/05 (a)	1,865	1,865
Minnesota State Higher Educational FaciIities, Bethel College (INS: GO of Institution) (LOC: Allied Irish Bank, PLC) 2.450%, 09/07/05 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC) 2.450%, 09/07/05 (a)	1,000	1,000
		21,715

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Mississippi – 0.7%
Medical Center Educational Building, Adult Hospital (INS: AMBAC) (SPA: Amsouth Bank) 2.490%, 09/07/05 (a)	$13,100	$13,100
Missouri – 2.1%
ABN AMRO Munitops Certificates (INS: FGIC) (SPA: ABN AMRO Bank) 2.410%, 09/07/05 (a) (b)	9,435	9,435
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America) 2.550%, 09/07/05 (a)	7,400	7,400
Missouri State Health & Educational Facilities (LOC: Bank One) 2.520%, 09/07/05 (a)	8,930	8,930
Missouri State Highways & Transportation Commission, Series B-1 (LOC: State Street Bank) 2.350%, 09/07/05 (a)	6,000	6,000
St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank) 2.350%, 09/07/05 (a)	6,000	6,000
		37,765
Montana – 0.8%
Montana State Health Facilities Authority (INS: AMBAC) 2.580%, 09/07/05 (a) (b)	13,830	13,830
Nevada – 1.2%
ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: MBIA) (SPA: ABN AMRO Bank) 2.400%, 09/07/05 (a) (b)	8,500	8,500
ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: FGIC) (SPA: ABN AMRO Bank) 2.420%, 09/07/05 (a) (b)	12,640	12,640
		21,140
New Hampshire – 0.2%
New Hampshire Health & Educational Facilities Authority, Colby-Sawyer College (LOC: Allied Irish Bank, PLC) 2.500%, 09/07/05 (a)	2,875	2,875
New Jersey – 0.4%
New Jersey Health Care Facilities Financing Authority, R.W.J. Health Care (LOC: Bank of New York) (LOC: Commerce Bank) 2.530%, 09/07/05 (a)	7,160	7,160
New York – 6.8%
New York City, Subseries E-2 (LOC: J.P. Morgan Chase Bank) 2.260%, 09/01/05 (a)	20	20
New York City, Subseries G-3 (LOC: Westlb AG) 2.330%, 09/07/05 (a)	7,400	7,400
New York City, Subseries H-6 (LOC: Fleet National Bank) 2.320%, 09/07/05 (a)	15,330	15,330
New York City Transitional Financing Authority, Recovery, Series 3-3B (SPA: Bank of New York) 2.400%, 09/01/05 (a)	14,515	14,515
New York State Dormitory Authority, Court Facilities Lease, Series B (LOC: Bayerische Landesbank) 2.320%, 09/07/05 (a)	10,000	10,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
New York State Housing Finance Agency, Normandie Court I Project (LOC: Landesbank Hessen-Thuringen Bank) 2.330%, 09/07/05 (a)	$6,900	$6,900
New York State Housing Finance Agency, Tribeca Green Housing, Series A (LOC: Landesbank Hessen-Thuringen Bank) 2.310%, 09/07/05 (a)	28,500	28,500
New York State Location Assistance, Series B (INS: GO of Corporation) (LOC: Westdeustche Landesbank) (LOC: Bayerische Landesbank) 2.300%, 09/07/05 (a)	41,000	41,000
		123,665
North Carolina – 2.2%
North Carolina Capital Facilities Financing Agency, Educational Facilities, Forsyth Country Day School (LOC: Branch Banking & Trust) 2.490%, 09/07/05 (a)	11,385	11,385
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank) 2.490%, 09/07/05 (a)	9,665	9,665
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank) 2.490%, 09/07/05 (a)	9,375	9,375
North Carolina Wolfpack Club Project (LOC: Bank of America) 2.500%, 09/07/05 (a)	10,200	10,200
		40,625
North Dakota – 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank) 2.510%, 09/07/05 (a)	3,600	3,600
Ohio – 5.4%
ABN AMRO Munitops Certificates Trust, Westerville Ohio County School (INS: MBIA) (SPA: ABN AMRO Bank) 2.410%, 09/07/05 (a) (b)	4,000	4,000
Akron Bath Copley, Summa Health Systems, Series B (LOC: Bank One) 2.530%, 09/07/05 (a)	6,250	6,250
Cuyahoga County Metrohealth System (LOC: National City Bank) 2.540%, 09/07/05 (a)	10,000	10,000
Franklin County Health Care Facilities (LOC: National City Bank) 2.500%, 09/07/05 (a)	3,500	3,500
Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank) 2.500%, 09/07/05 (a)	5,700	5,700
Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank) 2.500%, 09/07/05 (a)	5,000	5,000
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC) 2.420%, 09/07/05 (a)	16,690	16,690
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank) 2.510%, 09/07/05 (a)	4,340	4,340

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank) 2.510%, 09/07/05 (a)	$2,120	$2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank) 2.510%, 09/07/05 (a)	10,200	10,200
Logan County Health Care Facilities (LOC: Fifth Third Bank) 2.540%, 09/07/05 (a)	10,510	10,510
Lucas County Facilities Improvement, Toledo Society (LOC: Fifth Third Bank) 2.490%, 09/07/05 (a)	9,200	9,200
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank) 2.520%, 09/07/05 (a)	2,200	2,200
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank) 2.490%, 09/07/05 (a)	8,275	8,275
		97,985
Oklahoma – 0.6%
Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America) 2.550%, 09/07/05 (a)	2,645	2,645
Tulsa Industrial Authority Revenue Floating 2.530%, 09/07/05 (a) (b)	7,970	7,970
		10,615
Pennsylvania – 1.9%
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC) 2.500%, 09/07/05 (a)	5,000	5,000
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank) 2.490%, 09/07/05 (a)	9,765	9,765
Philadelphia Hospitals & Higher Educational Facilities Authority, Temple University Health, Series A (LOC: Wachovia Bank) 2.530%, 09/07/05 (a)	20,000	20,000
		34,765
Rhode Island – 0.4%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Bank of New York) 2.490%, 09/07/05 (a)	6,750	6,750
South Carolina – 2.6%
ABN AMRO Munitops Certificates Trust (GO) (INS: FSA SCSDE) (SPA: ABN AMRO Bank) 2.420%, 09/07/05 (a) (b)	14,000	14,000
Charleston Waterworks & Sewer, Series A (SPA: Bank of America) 2.520%, 09/07/05 (a)	8,665	8,665
Horry County School District (GO) (INS: SCSDE) 3.500%, 09/01/05	24,915	24,915
		47,580
Tennessee – 1.1%
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank) 2.360%, 09/07/05 (a)	9,000	9,000
Met Government Nashville & Davidson (LOC: Societe Generale) 2.540%, 09/07/05 (a) (b)	7,035	7,035

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments August 31, 2005

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Rutherford County Industrial Development – Square D Company (LOC: Societe Generale) 2.400%, 09/07/05 (a)	$4,100	$4,100
		20,135
Texas – 12.0%
ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-GTD) (SPA: ABN AMRO Bank) 2.780%, 02/15/06 (a) (b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Irving (INS: PSF-GTD) (SPA: ABN AMRO Bank) 2.420%, 09/07/05 (a) (b)	11,390	11,390
ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank) 2.420%, 09/07/05 (a) (b)	10,395	10,395
Bexar County Health Facilities, Air Force Village (LOC: Bank of America) 2.490%, 09/07/05 (a)	19,400	19,400
2.490%, 09/07/05 (a)	6,000	6,000
Galena Park Independent School District (GTY: TXPSF) 2.530%, 09/07/05 (a) (b)	20,965	20,965
Gregg County Health Facilities Development, Good Shepherd Medical Center Project (LOC: KBC Bank) 2.510%, 09/07/05 (a)	21,400	21,400
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank) 2.540%, 09/07/05 (a)	19,000	19,000
Harris County Tax Anticipation Notes 3.750%, 02/28/06	25,000	25,127
HFDC Central Texas, Village De San Antonio, Series C (LOC: KBC Bank) 2.500%, 09/07/05 (a)	2,200	2,200
Houston Health Facilities, Buckingham Senior Living, Series C (LOC: LaSalle Bank) 2.490%, 09/07/05 (a)	27,530	27,530
Houston Independent School District, Schoolhouse (INS: PSF-GTD) (SPA: Bank of America) 2.770%, 06/14/06	6,000	6,000
Kendall County Health Facilities, Morningside Ministries (LOC: Bank One) 2.510%, 09/07/05 (a)	15,000	15,000
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank) 2.540%, 09/07/05 (a)	17,860	17,860
Northeast Independent School District, Series U (GO) (INS: PSF-GTD) 2.390%, 09/07/05 (a)	7,000	7,000
		218,962
Virginia – 0.3%
Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Series B (LOC: Bank of America) 2.500%, 09/07/05 (a)	6,000	6,000
Washington – 2.7%
ABN AMRO Munitops Certificates Trust, Washington State (GO) (INS: MBIA-IBC) (SPA: ABN AMRO Bank) 2.420%, 09/07/05 (a) (b)	14,000	14,000

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America) 2.430%, 09/07/05 (a)	$6,160	$6,160
Washington State Higher Educational Facilities, Seattle Pacific University, Series A (LOC: Bank of America) 2.500%, 09/07/05 (a)	22,300	22,300
Washington State Housing Financial Nonprofit Revenue, Emerald Heights Project (LOC: Bank of America) 2.450%, 09/01/05 (a)	5	5
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America) 2.550%, 09/07/05 (a)	6,600	6,600
		49,065
West Virginia – 2.2%
ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC) (SPA: ABN AMRO Bank) 2.750%, 11/30/05 (b)	30,995	30,995
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank) 2.490%, 09/07/05 (a)	9,060	9,060
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Bank One) 2.500%, 09/07/05 (a)	140	140
		40,195
Wisconsin – 2.2%
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank) 2.490%, 09/07/05 (a)	4,900	4,900
Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: Bank One) 2.270%, 09/07/05 (a)	75	75
Wisconsin State Health & Educational Facilities, Froedtert & Community Health, Series C (INS: AMBAC) (SPA: Morgan Stanley Bank) 2.490%, 09/07/05 (a)	22,300	22,300
Wisconsin State Health & Educational Facilities, University of Wisconsin Medical Foundation (LOC: LaSalle Bank) 2.340%, 09/07/05 (a)	15	15
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One) 2.500%, 09/07/05 (a)	4,180	4,180
Wisconsin State Health, Marshfield (LOC: Morgan Guaranty) 2.350%, 09/07/05 (a)	8,000	8,000
		39,470
Multistate – 0.9%
Clipper Tax-Exempt Trust 2.610%, 09/07/05 (a) (b)	17,005	17,005
Total Municipal Bonds (Cost $1,813,490)		1,813,490

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Tax Free Obligations Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Money Market Fund – 0.5%
AIM Tax Free Investments Company (Cost $8,480)	8,479,689	$8,480
Total Investments – 100.2% (Cost $1,821,970)		1,821,970
Other Assets and Liabilities, Net – (0.2)%		(2,645)
Total Net Assets – 100.0%		$1,819,325

a  Variable Rate Security – The rate shown is the rate in effect as of August 31, 2005. The date shown is the next reset date.

b  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of August 31, 2005, the value of these investments was $251,835,000 or 13.8% of total net assets.

AMBAC – American Municipal Bond Assurance Company

CP – Commercial Paper

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assistance

GO – General Obligation

GTD – Guaranteed

GTY – Guaranty

IBC – Insured Bond Certificate

INS – Insured

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

PLC – Public Liability Company

PSF – Permanent School Fund

SCSDE – South Carolina School District Enhancement Program

SPA – Standby Purchase Agreement

TXPSF – Texas Permanent School Fund

Treasury Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds 1.875%, 01/31/06	$65,000	$64,745
U.S. Treasury Notes 1.625%, 09/30/05	160,000	159,932
1.625%, 10/31/05	60,000	59,946
5.750%, 11/15/05	55,000	55,386
1.875%, 11/30/05	195,000	194,663
Total U.S. Treasury Obligations (Cost $534,672)		534,672
Repurchase Agreements – 95.3%
ABN AMRO 3.540%, dated 08/31/05, matures 09/01/05, repurchase price $2,000,196,667 (collateralized by U.S. Treasury obligations: Total market value $2,040,000,600)	2,000,000	2,000,000
Bear Stearns 3.540%, dated 08/31/05, matures 09/01/05, repurchase price $1,500,147,500 (collateralized by U.S. Treasury obligations: Total market value $1,531,846,666)	1,500,000	1,500,000
BNP Paribas 3.550%, dated 08/31/05, matures 09/01/05, repurchase price $300,029,500 (collateralized by U.S. Treasury obligations: Total market value $306,000,033)	300,000	300,000
CS First Boston 3.550%, dated 08/31/05, matures 09/01/05, repurchase price $1,100,108,472 (collateralized by U.S. Treasury obligations: Total market value $1,122,003,333)	1,100,000	1,100,000
Deutsche Bank 3.500%, dated 08/31/05, matures 09/01/05, repurchase price $150,014,583 (collateralized by U.S. Treasury obligations: Total market value $153,000,000)	150,000	150,000
Deutsche Bank 3.550%, dated 08/31/05, matures 09/01/05, repurchase price $1,350,133,125 (collateralized by U.S. Treasury obligations: Total market value $1,377,000,000)	1,350,000	1,350,000
Greenwich Capital 3.540%, dated 08/31/05, matures 09/01/05, repurchase price $750,073,750 (collateralized by U.S. Treasury obligations: Total market value $765,001,797)	750,000	750,000
Lehman Brothers 3.530%, dated 08/31/05, matures 09/01/05, repurchase price $400,039,222 (collateralized by U.S. Treasury obligations: Total market value $407,930,097)	400,000	400,000
Morgan Stanley 3.550%, dated 08/31/05, matures 09/01/05, repurchase price $1,000,098,611 (collateralized by U.S. Treasury obligations: Total market value $1,020,000,067)	1,000,000	1,000,000
UBS Warburg 3.550%, dated 08/31/05, matures 09/01/05, repurchase price $1,188,761,214 (collateralized by U.S. Treasury obligations: Total market value $1,212,423,178)	1,188,644	1,188,644

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments August 31, 2005

Treasury Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Wachovia Capital 3.550%, dated 08/31/05, matures 09/01/05, repurchase price $200,019,722 (collateralized by U.S. Treasury obligations: Total market value $204,000,187)	$200,000	$200,000
Wachovia Securities 3.550%, dated 08/31/05, matures 09/01/05, repurchase price $400,039,444 (collateralized by U.S. Treasury obligations: Total market value $408,000,286)	400,000	400,000
Total Repurchase Agreements (Cost $10,338,644)		10,338,644
Total Investments – 100.2% (Cost $10,873,316)		10,873,316
Other Assets and Liabilities, Net – (0.2)%		(26,369)
Total Net Assets – 100.0%		$10,846,947

U.S. Treasury Money Market Fund

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
U.S. Treasury Obligations – 100.0%
U.S. Treasury Bills (a) 2.925%, 09/01/05	$29,300	$29,300
3.312%, 09/08/05	437,000	436,719
3.241%, 09/15/05	106,000	105,866
3.200%, 09/22/05	62,000	61,884
3.205%, 09/29/05	42,500	42,394
3.092%, 10/06/05	17,000	16,949
3.059%, 10/13/05	16,000	15,943
3.270%, 10/20/05	23,000	22,898
3.345%, 10/27/05	20,500	20,393
3.407%, 11/03/05	27,000	26,839
3.423%, 11/10/05	27,000	26,820
3.406%, 11/17/05	14,000	13,898
3.430%, 11/25/05	4,000	3,968
3.500%, 12/15/05	3,000	2,969
3.445%, 12/22/05	4,800	4,749
3.505%, 12/29/05	6,000	5,931
Total U.S. Treasury Obligations (Cost $837,520)		837,520
Money Market Fund – 0.1%
Goldman Sachs Financial Square Tax Exempt (Cost $804)	804,262	804
Total Investments – 100.1% (Cost $838,324)		838,324
Other Assets and Liabilities, Net – (0.1)%		(977)
Total Net Assets – 100.0%		$837,347

a  Yield shown is the effective yield as of August 31, 2005.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

(This page has been left blank intentionally.)

Statements of Assets and Liabilities August 31, 2005, in thousands, except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at amortized cost (note 2)	$1,700,321	$15,104,103	$1,821,970	$534,672	$838,324
Investments purchased with proceeds from securities lending (cost $333,389, $0, $0, $0 and $0) (note 2)	333,389	-	-	-	-
Repurchase agreements, at amortized cost (note 2)	3,403,462	432,894	-	10,338,644	-
Cash	1	-	1,788	4	-
Receivable for dividends and interest	7,215	51,216	6,660	4,412	10
Receivable for capital shares sold	5	746	-	2	-
Prepaid expenses and other assets	39	68	53	54	44
Total assets	5,444,432	15,589,027	1,830,471	10,877,788	838,378
LIABILITIES:
Bank overdraft	-	-	-	-	14
Dividends payable	10,930	39,422	3,026	25,440	852
Payable for investment securities purchased	30,705	99,987	7,400	-	-
Payable upon return of securities loaned	333,389	-	-	-	-
Payable for capital shares redeemed	-	269	4	4	-
Payable to affiliates	745	3,247	319	1,783	57
Payable for distribution and shareholder servicing fees	1,080	2,984	335	3,379	98
Accrued expenses and other liabilities	107	453	62	235	10
Total liabilities	376,956	146,362	11,146	30,841	1,031
Net assets	$5,067,476	$15,442,665	$1,819,325	$10,846,947	$837,347
COMPOSITION OF NET ASSETS:
Portfolio capital	$5,067,515	$15,442,492	$1,819,335	$10,847,034	$837,359
Undistributed (distributions in excess of) net investment income	(31)	173	(10)	(5)	-
Accumulated net realized loss on investments	(8)	-	-	(82)	(12)
Net assets	$5,067,476	$15,442,665	$1,819,325	$10,846,947	$837,347
Class A:
Net assets	$153,852	$1,143,508	$128,245	$1,174,750	$5,229
Shares issued and outstanding ($0.01 par value - 5 billion authorized*)	153,784	1,143,548	128,280	1,174,728	5,229
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	-	$10,605	-	-	-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	10,609	-	-	-
Net asset value, offering price, and redemption price per share	-	$1.00	-	-	-
Class C:
Net assets	-	$12,551	-	-	-
Shares issued and outstanding ($0.01 par value - 1 billion authorized)	-	12,551	-	-	-
Net asset value, offering price, and redemption price per share	-	$1.00	-	-	-
Class D:
Net assets	$1,749,894	$686,779	$15,693	$4,779,060	$630,430
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	1,749,912	686,786	15,693	4,779,120	630,430
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	-	$1,979,318	-	-	-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	1,979,357	-	-	-
Net asset value, offering price, and redemption price per share	-	$1.00	-	-	-
Class Y:
Net assets	$2,458,316	$4,943,677	$875,414	$3,178,640	$201,687
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	2,458,421	4,943,599	875,420	3,178,676	201,699
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$419,167	$3,794,421	$606,603	$646,481	$1
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	419,170	3,794,432	606,619	646,483	1
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Piper Jaffray Class:
Net assets	$286,247	$2,871,806	$193,370	$34,549	-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	286,315	2,871,804	193,388	34,549	-
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	-
Reserve Class:
Net assets	-	-	-	$1,033,467	-
Shares issued and outstanding ($0.01 par value - 5 billion authorized)	-	-	-	1,033,490	-
Net asset value, offering price, and redemption price per share	-	-	-	$1.00	-

  *  20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Operations in thousands

	Government Obligations Fund			Prime Obligations Fund
	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04		Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04
INVESTMENT INCOME:
Interest income	$97,317	$38,366		$379,577	$207,226
Securities lending income	144	34		-	-
Total investment income	97,461	38,400		379,577	207,226
EXPENSES (note 3):
Administration fees and expenses	4,341	4,632		16,972	26,388
Investment advisory fees	3,674	3,190		14,300	16,478
Transfer agent fees and expenses	904	-	[2]	6,084	- [2]
Custodian fees	331	319		1,300	1,648
Professional fees	200	145		723	715
Other expenses	106	86		372	364
Postage and printing fees	100	49		378	248
Directors' fees	75	76		297	381
Registration fees	41	86		114	162
Distribution and shareholder servicing fees – Class A	750	738		5,621	5,945
Distribution and shareholder servicing fees – Class B	-	-		113	67
Distribution and shareholder servicing fees – Class C	-	-		124	74
Distribution and shareholder servicing fees – Class D	3,756	3,239		2,437	3,039
Distribution and shareholder servicing fees – Piper Jaffray Class	1,348	1,795		14,134	17,885
Distribution and shareholder servicing fees – Reserve Class	-			-	-
Shareholder servicing fees – Class I	-	-		2,974	3,619
Shareholder servicing fees – Class Y	4,744	4,213		11,587	14,686
Total expenses	20,370	18,568		77,530	91,699
Less: Fee waivers	(2,134)	(1,906)		(5,224)	(5,696)
Total net expenses	18,236	16,662		72,306	86,003
Investment income – net	79,225	21,738		307,271	121,223
Net realized gain (loss) on investments	(8)	19		-	51
Net increase in net assets resulting from operations	$79,217	$21,757		$307,271	$121,274

	Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	10/25/04 [1] to 8/31/05
INVESTMENT INCOME:
Interest income	$36,430	$16,260	$220,034	$115,408	$6,196
Securities lending income	-	-	-	-	-
Total investment income	36,430	16,260	220,034	115,408	6,196
EXPENSES (note 3):
Administration fees and expenses	2,119	2,280	10,248	13,664	286
Investment advisory fees	1,766	1,486	8,656	10,184	242
Transfer agent fees and expenses	523	- [2]	1,272	- [2]	39
Custodian fees	162	149	784	1,018	21
Professional fees	101	63	442	459	24
Other expenses	62	60	199	313	6
Postage and printing fees	46	21	235	157	4
Directors' fees	37	34	181	247	5
Registration fees	35	87	35	65	17
Distribution and shareholder servicing fees – Class A	695	791	5,345	6,166	22
Distribution and shareholder servicing fees – Class B	-	-	-	-	-
Distribution and shareholder servicing fees – Class C	-	-	-	-	-
Distribution and shareholder servicing fees – Class D	68	80	17,332	21,217	92
Distribution and shareholder servicing fees – Piper Jaffray Class	993	1,298	161	470	-
Distribution and shareholder servicing fees – Reserve Class	-	-	-	21	-
Shareholder servicing fees – Class I	-	-	-	-	-
Shareholder servicing fees – Class Y	1,988	2,260	6,636	8,633	535
Total expenses	8,595	8,609	51,547	62,593	1,293
Less: Fee waivers	(1,130)	(1,016)	(4,186)	(5,097)	(159)
Total net expenses	7,465	7,593	47,361	57,496	1,134
Investment income – net	28,965	8,667	172,673	57,912	5,062
Net realized gain (loss) on investments	1	52	(20)	-	(12)
Net increase in net assets resulting from operations	$28,966	$8,719	$172,653	$57,912	$5,050

  1  Commencement of operations.

  2  Transfer agent fees and expenses were included in administration fees and expenses.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Changes in Net Assets in thousands

	Government Obligations Fund				Prime Obligations Fund
	Eleven-Month Period Ended 8/31/05		Year Ended 9/30/04	Year Ended 9/30/03	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03
OPERATIONS:
Investment income – net	$79,225		$21,738	$25,267	$307,271	$121,223	$150,493
Net realized gain (loss) on investments	(8)		19	-	-	51	6
Net increase in net assets resulting from operations	79,217		21,757	25,267	307,271	121,274	150,499
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,819)		(667)	(523)	(20,956)	(5,968)	(348)
Class B	-		-	-	(155)	(10)	(11)
Class C	-		-	-	(172)	(13)	(6)
Class D	(19,442)		(4,810)	(5,707)	(12,427)	(4,713)	(6,265)
Class I	-		-	-	(34,090)	(15,694)	(25,049)
Class Y	(42,136)		(12,630)	(15,558)	(101,007)	(44,841)	(81,697)
Class Z	(9,895)		(2,117)	-	(87,606)	(35,276)	(3,190)
Piper Jaffray Class	(4,933)		(1,514)	(3,478)	(50,858)	(14,707)	(33,928)
Reserve Class	-		-	-	-	-	-
Net realized gain on investments:
Class A	(1)		-	-	(4)	(2)	-
Class D	(3)		-	-	(2)	-	-
Class I	-		-	-	(4)	-	-
Class Y	(5)		-	-	(16)	(3)	-
Class Z	(2)		-	-	(15)	(1)	-
Piper Jaffray Class	(1)		-	-	(10)	-	-
Reserve Class	-		-	-	-	-	-
Total distributions	(79,23	7)	(21,738)	(25,266)	(307,322)	(121,228)	(150,494)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	1,713,82	3	624,638	215,734	5,989,710	5,207,624	504,642
Reinvestment of distributions	668		285	1	11,208	4,044	1
Payments for redemptions	(1,705,401)		(631,572)	(257,042)	(6,153,575)	(5,409,696)	(417,928)
Increase (decrease) in net assets from Class A transactions	9,0	90	(6,649)	(41,307)	(152,657)	(198,028)	86,715
Class B:
Proceeds from sales	-		-	-	10,047	13,329	4,397
Reinvestment of distributions	-		-	-	127	5	13
Payments for redemptions	-		-	-	(14,945)	(6,039)	(6,680)
Increase (decrease) in net assets from Class B transactions	-		-	-	(4,771)	7,295	(2,270)
Class C:
Proceeds from sales	-		-	-	23,753	22,153	15,669
Reinvestment of distributions	-		-	-	113	5	4
Payments for redemptions	-		-	-	(30,664)	(9,546)	(11,894)
Increase (decrease) in net assets from Class C transactions	-		-	-	(6,798)	12,612	3,779
Class D:
Proceeds from sales	4,874,399		3,121,709	3,531,232	9,562,303	6,374,861	6,138,802
Reinvestment of distributions	1	4	4	54	82	46	556
Payments for redemptions	(3,958,625)		(3,190,547)	(3,056,653)	(9,588,331)	(6,294,647)	(6,130,325)
Increase (decrease) in net assets from Class D transactions	915,78	8	(68,834)	474,633	(25,946)	80,260	9,033
Class I:
Proceeds from sales	-		-	-	11,053,677	9,002,857	8,342,321
Reinvestment of distributions	-		-	-	942	1,055	2,257
Payments for redemptions	-		-	-	(10,722,753)	(8,988,148)	(9,291,624)
Increase (decrease) in net assets from Class I transactions	-		-	-	331,866	15,764	(947,046)
Class Y:
Proceeds from sales	22,624,167		16,379,683	12,298,176	42,560,109	68,772,198	66,564,151
Reinvestment of distributions	10,355		4,330	6,776	32,520	17,792	37,417
Payments for redemptions	(21,878,41	8)	(16,232,248)	(12,317,387)	(42,958,365)	(70,311,174)	(68,437,758)
Increase (decrease) in net assets from Class Y transactions	756,10	4	151,765	(12,435)	(365,736)	(1,521,184)	(1,836,190)
Class Z:
Proceeds from sales	2,268,232		885,277	-	111,215,880	42,070,958	4,895,562
Reinvestment of distributions	-		-	-	6,074	2,503	62
Payments for redemptions	(2,274,003)		(460,335)	-	(110,805,063)	(41,924,285)	(1,667,259)
Increase (decrease) in net assets from Class Z transactions	(5,771)		424,942	-	416,891	149,176	3,228,365

	Tax Free Obligations Fund				Treasury Obligations Fund			U.S. Treasury Money Market Fund
	Eleven-Month Period Ended 8/31/05		Year Ended 9/30/04	Year Ended 9/30/03	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	10/25/04 [1] to 8/31/05
OPERATIONS:
Investment income – net	$28,965		$8,667	$8,966	$172,673	$57,912	$78,089	$5,062
Net realized gain (loss) on investments	1		52	95	(20)	-	2	(12)
Net increase in net assets resulting from operations	28,966		8,719	9,061	172,653	57,912	78,091	5,050
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,762)		(538)	(880)	(18,944)	(4,766)	(8,107)	(67)
Class B	-		-	-	-	-	-	-
Class C	-		-	-	-	-	-	-
Class D	(253)		(97)	(131)	(83,398)	(28,158)	(36,523)	(539)
Class I	-		-	-	-	-	-	-
Class Y	(12,880)		(5,755)	(6,028)	(55,856)	(23,682)	(31,412)	(4,445)
Class Z	(11,502)		(1,391)	-	(13,836)	(981)	-	(11)
Piper Jaffray Class	(2,56	9)	(886)	(1,927)	(565)	(325)	(2,047)	-
Reserve Class	-		-	-	(74)	-	-	-
Net realized gain on investments:
Class A	(7)		(6)	-	-	-	-	-
Class D	(1)		(1)	-	-	-	-	-
Class I	-		-	-	-	-	-	-
Class Y	(34)		(48)	-	-	-	-	-
Class Z	(22)		-	-	-	-	-	-
Piper Jaffray Class	(8)		(18)	-	-	-	-	-
Reserve Class	-		-	-	-	-	-	-
Total distributions	(29,03	8)	(8,740)	(8,966)	(172,673)	(57,912)	(78,089)	(5,062)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	428,980		418,277	389,270	22,115,413	3,731,445	2,891,552	49,406
Reinvestment of distributions	1,048		296	-	255	115	48	-
Payments for redemptions	(461,307)		(475,924)	(472,655)	(22,138,241)	(4,157,309)	(3,185,732)	(44,177)
Increase (decrease) in net assets from Class A transactions	(31,279)		(57,351)	(83,385)	(22,573)	(425,749)	(294,132)	5,229
Class B:
Proceeds from sales	-		-	-	-	-	-	-
Reinvestment of distributions	-		-	-	-	-	-	-
Payments for redemptions	-		-	-	-	-	-	-
Increase (decrease) in net assets from Class B transactions	-		-	-	-	-	-	-
Class C:
Proceeds from sales	-		-	-	-	-	-	-
Reinvestment of distributions	-		-	-	-	-	-	-
Payments for redemptions	-		-	-	-	-	-	-
Increase (decrease) in net assets from Class C transactions	-		-	-	-	-	-	-
Class D:
Proceeds from sales	86,964		173,329	69,558	64,599,851	25,492,341	36,795,843	747,296
Reinvestment of distributions	-		-	-	10	1	32	-
Payments for redemptions	(85,405)		(178,537)	(71,168)	(64,718,980)	(26,314,282)	(36,231,031)	(116,866)
Increase (decrease) in net assets from Class D transactions	1,559		(5,208)	(1,610)	(119,119)	(821,940)	564,844	630,430
Class I:
Proceeds from sales	-		-	-	-	-	-	-
Reinvestment of distributions	-		-	-	-	-	-	-
Payments for redemptions	-		-	-	-	-	-	-
Increase (decrease) in net assets from Class I transactions	-		-	-	-	-	-	-
Class Y:
Proceeds from sales	2,335,792		1,948,928	2,638,663	26,383,632	21,043,156	20,137,572	1,063,571
Reinvestment of distributions	1,637		810	741	10,317	4,417	7,504	-
Payments for redemptions	(2,230,250)		(2,062,138)	(2,342,910)	(26,053,557)	(21,779,713)	(19,571,299)	(861,872)
Increase (decrease) in net assets from Class Y transactions	107,179		(112,400)	296,494	340,392	(732,140)	573,777	201,699
Class Z:
Proceeds from sales	8,052,571		1,033,492	-	7,984,060	683,068	-	149,662
Reinvestment of distributions	886		173	-	152	30	-	-
Payments for redemptions	(7,931,967)		(548,536)	-	(7,504,076)	(516,751)	-	(149,661)
Increase (decrease) in net assets from Class Z transactions	121,490		485,129	-	480,136	166,347	-	1

  1  Commencement of operations.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Changes in Net Assets in thousands (continued)

	Government Obligations Fund			Prime Obligations Fund
	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03
Piper Jaffray Class:
Proceeds from sales	247,453	401,555	813,989	2,087,317	3,069,685	10,000,038
Reinvestment of distributions	4,494	1,272	3,488	46,536	12,410	35,428
Payments for redemptions	(262,131)	(482,733)	(878,280)	(2,364,078)	(3,239,104)	(11,131,842)
Increase (decrease) in net assets from Piper Jaffray transactions	(10,184)	(79,906)	(60,803)	(230,225)	(157,009)	(1,096,376)
Reserve Class[2]:
Proceeds from sales	-	-	-	-	-	-
Reinvestment of distributions	-	-	-	-	-	-
Payments for redemptions	-	-	-	-	-	-
Fund merger (note 5)	-	-	-	-	-	-
Increase in net assets from Reserve Class transactions	-	-	-	-	-	-
Increase (decrease) in net assets from capital share transactions	1,665,027	421,318	360,088	(37,376)	(1,611,114)	(553,990)
Total increase (decrease) in net assets	1,665,007	421,337	360,089	(37,427)	(1,611,068)	(553,985)
Net assets at beginning of period	3,402,469	2,981,132	2,621,043	15,480,092	17,091,160	17,645,145
Net assets at end of period	$5,067,476	$3,402,469	$2,981,132	$15,442,665	$15,480,092	$17,091,160
Undistributed (distributions in excess of) net investment income	$(31)	$(27)	$(27)	$173	$173	$172

	Tax Free Obligations Fund			Treasury Obligations Fund			U.S. Treasury Money Market Fund
	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	10/25/04 [1] to 8/31/05
Piper Jaffray Class:
Proceeds from sales	228,367	278,202	430,912	106,685	172,841	1,329,721	-
Reinvestment of distributions	2,417	764	2,073	517	141	318	-
Payments for redemptions	(245,880)	(325,845)	(490,240)	(104,278)	(351,106)	(1,081,952)	-
Increase (decrease) in net assets from Piper Jaffray transactions	(15,096)	(46,879)	(57,255)	2,924	(178,124)	248,087	-
Reserve Class[2]:
Proceeds from sales	-	-	-	161	-	-	-
Reinvestment of distributions	-	-	-	-	-	-	-
Payments for redemptions	-	-	-	(71,516)	-	-	-
Fund merger (note 5)	-	-	-	1,104,823	-	-	-
Increase in net assets from Reserve Class transactions	-	-	-	1,033,468	-	-	-
Increase (decrease) in net assets from capital share transactions	183,853	263,291	154,244	1,715,228	(1,991,606)	1,092,576	837,359
Total increase (decrease) in net assets	183,781	263,270	154,339	1,715,208	(1,991,606)	1,092,578	837,347
Net assets at beginning of period	1,635,544	1,372,274	1,217,935	9,131,739	11,123,345	10,030,767	-
Net assets at end of period	$1,819,325	$1,635,544	$1,372,274	$10,846,947	$9,131,739	$11,123,345	$837,347
Undistributed (distributions in excess of) net investment income	$(10)	$9	$(4)	$(5)	$(5)	$(5)	$-

  1  Commencement of operations.

  2  Share class commenced operations on August 31, 2005.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated period*.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return [6]
Government Obligations Fund
Class A
2005	[1]	$1.00	$0.017	$(0.017)	$1.00	1.73%
2004	[2]	1.00	0.004	(0.004)	1.00	0.45
2003		1.00	0.006	(0.006)	1.00	0.52
2002		1.00	0.014	(0.014)	1.00	1.41
2001	[3]	1.00	0.001	(0.001)	1.00	0.05
Class D
2005	[1]	$1.00	$0.019	$(0.019)	$1.00	1.87%
2004		1.00	0.006	(0.006)	1.00	0.60
2003		1.00	0.008	(0.008)	1.00	0.78
2002		1.00	0.015	(0.015)	1.00	1.56
2001		1.00	0.046	(0.046)	1.00	4.68
2000		1.00	0.055	(0.055)	1.00	5.59
Class Y
2005	[1]	$1.00	$0.020	$(0.020)	$1.00	2.01%
2004		1.00	0.007	(0.007)	1.00	0.75
2003		1.00	0.009	(0.009)	1.00	0.93
2002		1.00	0.017	(0.017)	1.00	1.71
2001		1.00	0.047	(0.047)	1.00	4.84
2000		1.00	0.056	(0.056)	1.00	5.75
Class Z
2005	[1]	$1.00	$0.022	$(0.022)	$1.00	2.25%
2004	[4]	1.00	0.008	(0.008)	1.00	0.84
Piper Jaffray Class
2005	[1]	$1.00	$0.017	$(0.017)	$1.00	1.70%
2004	[5]	1.00	0.004	(0.004)	1.00	0.43
2003		1.00	0.006	(0.006)	1.00	0.65
2002		1.00	0.014	(0.014)	1.00	1.41
2001		1.00	0.044	(0.044)	1.00	4.53
2000		1.00	0.053	(0.053)	1.00	5.43

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2005	[1]	$153,852	0.75%	1.88%	0.80%	1.83%
2004	[2]	144,764	0.75	0.45	0.80	0.40
2003		60,206	0.75	0.67	0.81	0.61
2002		101,513	0.75	1.42	0.81	1.36
2001	[3]	96,036	0.70	2.66	0.80	2.56
Class D
2005	[1]	$1,749,894	0.60%	2.07%	0.65%	2.02%
2004		834,112	0.60	0.60	0.65	0.55
2003		902,940	0.60	0.73	0.65	0.68
2002		428,307	0.60	1.57	0.66	1.51
2001		609,315	0.60	4.51	0.66	4.45
2000		472,078	0.60	5.47	0.66	5.41
Class Y
2005	[1]	$2,458,316	0.45%	2.22%	0.50%	2.17%
2004		1,702,220	0.45	0.75	0.50	0.70
2003		1,550,445	0.45	0.93	0.51	0.87
2002		1,562,880	0.45	1.68	0.51	1.62
2001		1,041,700	0.45	4.75	0.51	4.69
2000		937,230	0.45	5.59	0.51	5.53
Class Z
2005	[1]	$419,167	0.20%	2.37%	0.25%	2.32%
2004	[4]	424,941	0.20	1.12	0.25	1.07
Piper Jaffray Class
2005	[1]	$286,247	0.78%	1.83%	0.90%	1.71%
2004	[5]	296,432	0.76	0.42	0.88	0.30
2003		467,541	0.73	0.65	0.78	0.60
2002		528,343	0.75	1.39	0.81	1.33
2001		490,164	0.75	4.41	0.81	4.35
2000		470,587	0.76	5.29	0.82	5.23

  *  The 2005 period ended August 31. All other periods ended September 30.

  1  For the eleven-month period ended August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31.
All ratios for the period have been annualized, except total return.

  2  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  3  Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

  4  Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

  5  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

  6  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods*.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return [6]
Prime Obligations Fund
Class A
2005	[1]	$1.00	$0.017	$(0.017)	$1.00	1.75%
2004	[2]	1.00	0.005	(0.005)	1.00	0.48
2003		1.00	0.007	(0.007)	1.00	0.67
2002		1.00	0.014	(0.014)	1.00	1.46
2001	[3]	1.00	-	-	1.00	0.04
Class B
2005	[1]	$1.00	$0.013	$(0.013)	$1.00	1.33%
2004		1.00	0.001	(0.001)	1.00	0.11
2003		1.00	0.001	(0.001)	1.00	0.04
2002		1.00	0.007	(0.007)	1.00	0.75
2001		1.00	0.038	(0.038)	1.00	3.92
2000		1.00	0.047	(0.047)	1.00	4.85
Class C
2005	[1]	$1.00	$0.013	$(0.013)	$1.00	1.33%
2004		1.00	0.001	(0.001)	1.00	0.11
2003		1.00	0.001	(0.001)	1.00	0.14
2002		1.00	0.007	(0.007)	1.00	0.75
2001		1.00	0.038	(0.038)	1.00	3.90
2000		1.00	0.047	(0.047)	1.00	4.85
Class D
2005	[1]	$1.00	$0.019	$(0.019)	$1.00	1.89%
2004		1.00	0.006	(0.006)	1.00	0.63
2003		1.00	0.008	(0.008)	1.00	0.82
2002		1.00	0.016	(0.016)	1.00	1.61
2001		1.00	0.047	(0.047)	1.00	4.81
2000		1.00	0.056	(0.056)	1.00	5.74
Class I
2005	[1]	$1.00	$0.021	$(0.021)	$1.00	2.10%
2004		1.00	0.009	(0.009)	1.00	0.86
2003		1.00	0.010	(0.010)	1.00	1.05
2002		1.00	0.018	(0.018)	1.00	1.84
2001	[3]	1.00	0.001	(0.001)	1.00	0.06
Class Y
2005	[1]	$1.00	$0.020	$(0.020)	$1.00	2.03%
2004		1.00	0.008	(0.008)	1.00	0.78
2003		1.00	0.010	(0.010)	1.00	0.97
2002		1.00	0.017	(0.017)	1.00	1.76
2001		1.00	0.048	(0.048)	1.00	4.96
2000		1.00	0.057	(0.057)	1.00	5.90
Class Z
2005	[1]	$1.00	$0.023	$(0.023)	$1.00	2.29%
2004		1.00	0.011	(0.011)	1.00	1.06
2003	[4]	1.00	0.002	(0.002)	1.00	0.16
Piper Jaffray Class
2005	[1]	$1.00	$0.017	$(0.017)	$1.00	1.68%
2004	[5]	1.00	0.004	(0.004)	1.00	0.42
2003		1.00	0.006	(0.006)	1.00	0.63
2002		1.00	0.014	(0.014)	1.00	1.43
2001		1.00	0.045	(0.045)	1.00	4.61
2000		1.00	0.054	(0.054)	1.00	5.52

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Prime Obligations Fund
Class A
2005	[1]	$1,143,508	0.78%	1.86%	0.80%	1.84%
2004	[2]	1,296,169	0.78	0.50	0.80	0.48
2003		120,863	0.78	0.59	0.80	0.57
2002		34,147	0.78	1.31	0.81	1.28
2001	[3]	-	-	-	-	-
Class B
2005	[1]	$10,605	1.23%	1.38%	1.25%	1.36%
2004		15,376	1.14	0.15	1.16	0.13
2003		8,079	1.36	0.10	1.38	0.08
2002		10,350	1.48	0.73	1.51	0.70
2001		7,393	1.48	3.74	1.51	3.71
2000		4,009	1.47	4.72	1.51	4.68
Class C
2005	[1]	$12,551	1.23%	1.39%	1.25%	1.37%
2004		19,349	1.15	0.17	1.17	0.15
2003		6,736	1.33	0.07	1.35	0.05
2002		2,958	1.48	0.71	1.51	0.68
2001		2,163	1.49	3.66	1.51	3.64
2000		371	1.46	4.63	1.51	4.58
Class D
2005	[1]	$686,779	0.63%	2.04%	0.65%	2.02%
2004		712,727	0.63	0.62	0.65	0.60
2003		632,464	0.63	0.80	0.65	0.78
2002		623,431	0.63	1.61	0.66	1.58
2001		738,871	0.63	4.55	0.65	4.53
2000		515,806	0.62	5.62	0.66	5.58
Class I
2005	[1]	$1,979,318	0.40%	2.29%	0.45%	2.24%
2004		1,647,456	0.40	0.87	0.45	0.82
2003		1,631,687	0.40	1.07	0.42	1.05
2002		2,578,732	0.40	1.85	0.43	1.82
2001	[3]	2,932,264	0.48	3.00	0.54	2.94
Class Y
2005	[1]	$4,943,677	0.48%	2.18%	0.50%	2.16%
2004		5,309,431	0.48	0.76	0.50	0.74
2003		6,830,595	0.48	0.98	0.50	0.96
2002		8,666,782	0.48	1.73	0.51	1.70
2001		7,577,143	0.48	4.78	0.50	4.76
2000		6,431,029	0.47	5.75	0.51	5.71
Class Z
2005	[1]	$3,794,421	0.20%	2.44%	0.25%	2.39%
2004		3,377,543	0.20	1.09	0.25	1.04
2003	[4]	3,228,365	0.20	0.97	0.22	0.95
Piper Jaffray Class
2005	[1]	$2,871,806	0.85%	1.80%	0.90%	1.75%
2004	[5]	3,102,041	0.84	0.41	0.88	0.37
2003		4,632,371	0.81	0.64	0.83	0.62
2002		5,728,745	0.81	1.42	0.84	1.39
2001		5,784,153	0.83	4.46	0.85	4.44
2000		4,614,094	0.82	5.40	0.86	5.36

  *  The 2005 period ended August 31. All other periods ended September 30.

  1  For the eleven-month period ended August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31.
All ratios for the period have been annualized, except total return.

  2  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  3  Class A and Class I shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

  4  Class Z shares have been offered since August 1, 2003. All ratios for the period have been annualized, except total return.

  5  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

  6  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated period*.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return [7]
Tax Free Obligations Fund
Class A
2005	[1]	$1.00	$0.012	$(0.012)	$1.00	1.22%
2004	[2]	1.00	0.003	(0.003)	1.00	0.35
2003		1.00	0.005	(0.005)	1.00	0.45
2002		1.00	0.008	(0.008)	1.00	0.85
2001	[3]	1.00	-	-	1.00	0.02
Class D
2005	[1]	$1.00	$0.013	$(0.013)	$1.00	1.36%
2004		1.00	0.005	(0.005)	1.00	0.50
2003		1.00	0.006	(0.006)	1.00	0.60
2002		1.00	0.010	(0.010)	1.00	1.01
2001		1.00	0.028	(0.028)	1.00	2.86
2000		1.00	0.034	(0.034)	1.00	3.43
Class Y
2005	[1]	$1.00	$0.015	$(0.015)	$1.00	1.50%
2004		1.00	0.006	(0.006)	1.00	0.65
2003		1.00	0.008	(0.008)	1.00	0.76
2002		1.00	0.011	(0.011)	1.00	1.16
2001		1.00	0.029	(0.029)	1.00	3.02
2000		1.00	0.035	(0.035)	1.00	3.59
Class Z
2005	[1]	$1.00	$0.017	$(0.017)	$1.00	1.73%
2004	[4]	1.00	0.007	(0.007)	1.00	0.75
Piper Jaffray Class
2005	[1]	$1.00	$0.012	$(0.012)	$1.00	1.21%
2004	[5]	1.00	0.004	(0.004)	1.00	0.36
2003		1.00	0.005	(0.005)	1.00	0.48
2002		1.00	0.008	(0.008)	1.00	0.85
2001		1.00	0.027	(0.027)	1.00	2.72
2000		1.00	0.032	(0.032)	1.00	3.28
Treasury Obligations Fund
Class A
2005	[1]	$1.00	$0.016	$(0.016)	$1.00	1.65%
2004	[2]	1.00	0.004	(0.004)	1.00	0.39
2003		1.00	0.006	(0.006)	1.00	0.56
2002		1.00	0.013	(0.013)	1.00	1.34
2001	[3]	1.00	0.001	(0.001)	1.00	0.05
Class D
2005	[1]	$1.00	$0.018	$(0.018)	$1.00	1.79%
2004		1.00	0.005	(0.005)	1.00	0.54
2003		1.00	0.007	(0.007)	1.00	0.71
2002		1.00	0.015	(0.015)	1.00	1.49
2001		1.00	0.045	(0.045)	1.00	4.54
2000		1.00	0.052	(0.052)	1.00	5.37
Class Y
2005	[1]	$1.00	$0.019	$(0.019)	$1.00	1.93%
2004		1.00	0.007	(0.007)	1.00	0.69
2003		1.00	0.009	(0.009)	1.00	0.86
2002		1.00	0.016	(0.016)	1.00	1.64
2001		1.00	0.046	(0.046)	1.00	4.70
2000		1.00	0.054	(0.054)	1.00	5.53
Class Z
2005	[1]	$1.00	$0.021	$(0.021)	$1.00	2.16%
2004	[4]	1.00	0.008	(0.008)	1.00	0.80
Piper Jaffray Class
2005	[1]	$1.00	$0.016	$(0.016)	$1.00	1.64%
2004	[5]	1.00	0.005	(0.005)	1.00	0.46
2003		1.00	0.006	(0.006)	1.00	0.61
2002		1.00	0.013	(0.013)	1.00	1.34
2001		1.00	0.043	(0.043)	1.00	4.44
2000		1.00	0.052	(0.052)	1.00	5.27
Reserve Class
2005	[6]	$1.00	$-	$-	$1.00	0.01%

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Tax Free Obligations Fund
Class A
2005	[1]	$128,245	0.75%	1.27%	0.80%	1.22%
2004	[2]	159,531	0.75	0.34	0.80	0.29
2003		123,272	0.75	0.48	0.81	0.42
2002		206,647	0.75	0.88	0.81	0.82
2001	[3]	402,813	0.70	1.67	0.76	1.61
Class D
2005	[1]	$15,693	0.60%	1.49%	0.65%	1.44%
2004		14,134	0.60	0.48	0.65	0.43
2003		19,343	0.60	0.59	0.65	0.54
2002		20,952	0.60	1.03	0.66	0.97
2001		32,615	0.60	2.84	0.66	2.78
2000		24,112	0.60	3.36	0.66	3.30
Class Y
2005	[1]	$875,414	0.45%	1.62%	0.50%	1.57%
2004		768,269	0.45	0.63	0.50	0.58
2003		880,685	0.45	0.72	0.50	0.67
2002		584,132	0.45	1.14	0.51	1.08
2001		443,276	0.45	2.93	0.51	2.87
2000		375,891	0.45	3.53	0.51	3.47
Class Z
2005	[1]	$606,603	0.20%	1.87%	0.25%	1.82%
2004	[4]	485,135	0.20	0.96	0.25	0.91
Piper Jaffray Class
2005	[1]	$193,370	0.76%	1.29%	0.91%	1.14%
2004	[5]	208,475	0.75	0.34	0.88	0.21
2003		348,974	0.72	0.48	0.77	0.43
2002		406,204	0.75	0.85	0.81	0.79
2001		497,631	0.74	2.63	0.80	2.57
2000		286,449	0.75	3.23	0.81	3.17
Treasury Obligations Fund
Class A
2005	[1]	$1,174,750	0.75%	1.77%	0.80%	1.72%
2004	[2]	1,197,325	0.75	0.39	0.80	0.34
2003		1,354,195	0.75	0.57	0.80	0.52
2002		1,648,326	0.75	1.34	0.81	1.28
2001	[3]	2,035,433	0.70	2.46	0.82	2.34
Class D
2005	[1]	$4,779,060	0.60%	1.93%	0.65%	1.88%
2004		4,898,189	0.60	0.53	0.65	0.48
2003		5,720,129	0.60	0.68	0.65	0.63
2002		5,155,284	0.60	1.48	0.66	1.42
2001		3,996,702	0.60	4.40	0.66	4.34
2000		3,252,551	0.60	5.23	0.66	5.17
Class Y
2005	[1]	$3,178,640	0.45%	2.10%	0.50%	2.05%
2004		2,838,253	0.45	0.68	0.50	0.63
2003		3,570,394	0.45	0.85	0.51	0.79
2002		2,996,616	0.45	1.62	0.51	1.56
2001		2,929,764	0.45	4.48	0.51	4.42
2000		2,065,655	0.45	5.39	0.51	5.33
Class Z
2005	[1]	$646,481	0.20%	2.45%	0.25%	2.40%
2004	[4]	166,347	0.20	0.99	0.25	0.94
Piper Jaffray Class
2005	[1]	$34,549	0.76%	1.75%	0.90%	1.61%
2004	[5]	31,625	0.75	0.35	0.81	0.29
2003		478,627	0.70	0.55	0.75	0.50
2002		230,541	0.75	1.29	0.81	1.23
2001		132,245	0.70	4.00	0.76	3.94
2000		30,506	0.70	5.16	0.76	5.10
Reserve Class
2005	[6]	$1,033,467	0.94%	2.60%	1.00%	2.54%

  *  The 2005 period ended August 31. All other periods ended September 30.

  1  For the eleven-month period ended August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31.
All ratios for the period have been annualized, except total return.

  2  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  3  Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

  4  Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

  5  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

  6  Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

  7  Total return would have been lower had certain expenses not been waived.

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated period*.

	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return [2]
U.S. Treasury Money Market Fund [1]
Class A
2005	$1.00	$0.015	$(0.015)	$1.00	1.49%
Class D
2005	$1.00	$0.016	$(0.016)	$1.00	1.63%
Class Y
2005	$1.00	$0.017	$(0.017)	$1.00	1.75%
Class Z
2005	$1.00	$0.020	$(0.020)	$1.00	2.00%

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund [1]
Class A
2005	$5,229	0.75%	1.51%	0.82%	1.44%
Class D
2005	$630,430	0.60%	2.34%	0.67%	2.27%
Class Y
2005	$201,687	0.45%	2.08%	0.52%	2.01%
Class Z
2005	$1	0.20%	2.37%	0.27%	2.30%

  *  The 2005 period ended August 31. All other periods ended September 30.

  1  Commenced operations on October 25, 2004. All ratios for the period have been annualized, except total return.

  2  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  August 31, 2005

1 >  Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Piper Jaffray and Reserve shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray shares were named Class A shares. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Piper Jaffray and Reserve shares are offered only to qualifying investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund or U.S. Treasury Money Market Fund. Piper Jaffray shares are not offered by U.S. Treasury Money Market Fund. Reserve shares are offered by Treasury Obligations Fund only.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

On June 22, 2005, the funds' board of directors approved a change in the funds' fiscal year end from September 30 to August 31, effective with the eleven-month period (the "fiscal period") ended August 31, 2005.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Securities and Exchange Act of 1940, the market values of the securities held in the funds are determined weekly using prices supplied by the funds' pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 50% of the allowable 0.5% threshold, the funds' administrator will notify the funds' board of directors. The board of directors will then determine what action, if any to take. No such notification was required during the fiscal period ended August 31, 2005.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

On the Statement of Assets and Liabilities the following reclassifications were made (000):

	Undistributed Net Investment Income	Accumulated Net Realized Gain Loss
Government Obligations Fund	$(4)	$4
Tax Free Obligations Fund	(19)	19

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period or year in which the

FIRST AMERICAN FUNDS Annual Report 2005

amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal period ended August 31, 2005 and fiscal year ended September 30, 2004 (adjusted by dividends payable as of August 31, 2005 and September 30, 2004) were characterized as follows (000):

	2005
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$71,511	$-	$-	$71,511
Prime Obligations Fund	283,513	-	51	283,564
Tax Free Obligations Fund	2	27,205	51	27,258
Treasury Obligations Fund	154,897	-	-	154,897
U.S. Treasury Money Market Fund (1)	4,210	-	-	4,210

(1)  The fund commenced operations on October 25, 2004.

	2004
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$19,914	$-	$-	$19,914
Prime Obligations Fund	114,322	-	-	114,322
Tax Free Obligations Fund	20	7,917	65	8,002
Treasury Obligations Fund	54,652	-	-	54,652

As of August 31, 2005, the components of accumulated earnings (deficit) on a tax-basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Post-October Losses	Total Accumulated Earnings
Government Obligations Fund	$10,899	$-	$-	$10,899	$(8)	$10,891
Prime Obligations Fund	39,597	-	-	39,597	-	39,597
Tax Free Obligations Fund	-	3,016	-	3,016	-	3,016
Treasury Obligations Fund	25,436	-	-	25,436	(82)	25,354
U.S. Treasury Money Market Fund	852	-	-	852	(12)	840

The differences between book-basis and tax-basis undistributed/accumulated income, gains and losses are primarily due to distributions declared but not paid by August 31, 2005.

As of August 31, 2005, Treasury Obligations Fund had a capital loss carryforward of $63,000 that will expire in 2008.

REPURCHASE AGREEMENTS – Each fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the funds' investment advisor deems creditworthy under guidelines approved by the funds' board of directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, Government Obligations Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  August 31, 2005

recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. As of August 31, 2005, cash collateral invested was as follows (000):

Repurchase Agreements
Government Obligations Fund	$333,389

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the fund in transactions involving the lending of portfolio securities on behalf of the fund. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). USBAM receives fees equal to 35% of the fund's income from securities lending transactions. Effective January 1, 2006, such fees will be lowered to 32% of the fund's income from securities lending transactions. Fees paid to USBAM from Government Obligations Fund for the fiscal period ended August 31, 2005 were $82,425.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are generally allocated to the funds on the basis of relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal period ended August 31, 2005.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is 0.10%. Effective June 6, 2005, USBAM has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2006, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	D	I	Y	Z	Piper Jaffray*	Reserve
Government Obligations Fund	0.75%	-%	-%	0.60%	-%	0.45%	0.20%	0.81%	-%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.88	-
Tax Free Obligations Fund	0.75	-	-	0.60	-	0.45	0.20	0.79	-
Treasury Obligations Fund	0.75	-	-	0.60	-	0.45	0.20	0.79	0.94
U.S. Treasury Money Market Fund	0.75	-	-	0.60	-	0.45	0.20	-	-

*  Prior to June 6, 2005, the total fund operating expenses, as a percentage of average daily net assets, of the Piper Jaffray shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund were limited to 0.77%, 0.84%, 0.75% and 0.75%, respectively.

FIRST AMERICAN FUNDS Annual Report 2005

ADMINISTRATION FEES – Effective July 1, 2005, USBAM serves as the funds' administrator (the "Administrator") pursuant to an administration contract between USBAM and the funds. U.S. Bancorp Fund Services, LLC ("USBFS") serves as sub-administrator pursuant to a sub-administration contract between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the adminstration agreement, the Administrator is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. Effective July 1, 2005, the funds pay the Administrator fees, which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.10% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.085% on the next $17 billion of the aggregate average daily net assets, 0.07% on the next $25 billion of the aggregate average daily net assets, and 0.05% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse the Administrator and sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to July 1, 2005, USBAM and USBFS served as "co-administrators" pursuant to a co-administration agreement between the co-administrators and the funds. Prior to July 1, 2005, the funds paid the co-administrators fees, which were calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal on an annual basis to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. In addition, the funds paid transfer agent fees under the co-administration of $18,500 per share class plus additional per account fees. In addition to these fees, the funds reimbursed the co-administrators for any out-of-pocket expenses incurred in providing administration services.

For the fiscal period ended August 31, 2005, administration fees paid to USBAM and USBFS by the funds included in this annual report were as follows (000):

Fund	Amount
Government Obligations Fund	$4,334
Prime Obligations Fund	15,914
Tax Free Obligations Fund	2,108
Treasury Obligations Fund	10,248
U.S. Treasury Money Market Fund	281

During the fiscal period ended August 31, 2005, administration fees of $1,079,884 were waived on Class Z of Prime Obligations Fund.

TRANSFER AGENT FEES – Effective July 1, 2005, USBFS serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FAF. Prior to July 1, 2005, these services were provided by USBFS pursuant to the co-administration agreement. FAF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAF. Under the transfer agent and shareholder servicing agreement, FAF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets for Class A shares and 0.05% for all other share classes. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for any out-of-pocket expenses incurred in providing transfer agent services.

For the fiscal period ended August 31, 2005, transfer agent fees paid to USBFS by the funds included in this annual report were as follows (000):

Fund	Amount
Government Obligations Fund	$440
Prime Obligations Fund	1,647
Tax Free Obligations Fund	192
Treasury Obligations Fund	1.067
U.S. Treasury Money Market Fund	32

Each fund, except U.S. Treasury Money Market Fund, currently pays to Piper Jaffray an annual fee equal to 0.15% of a fund's average daily net assets attributable to its Piper Jaffray shares for certain recordkeeping services. During the fiscal period ended August 31, 2005,

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  August 31, 2005

recordkeeping fees of $188,470, $852,668, $179,052 and $29,131 were waived on the Piper Jaffray shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund, respectively.

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAF. Effective July 1, 2005, the fee for each fund was reduced from an annual rate of 0.01% of average daily net assets to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, 0.25% and 0.50% of each fund's average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, Piper Jaffray shares and Reserve shares, respectively. No distribution or shareholder servicing fees are paid by Class Y, Class I or Class Z shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the funds. In addition, for Class B shares and Class C shares, a portion of these fees may be used to provide compensation for shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the fiscal period ended August 31, 2005 (000):

Fund	Amount
Government Obligations Fund	$2,249
Prime Obligations Fund	3,476
Tax Free Obligations Fund	509
Treasury Obligations Fund	8,676
U.S. Treasury Money Market Fund	46

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y, Piper Jaffray and Reserve shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, Piper Jaffray and Reserve shares, and a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares. During the fiscal period ended August 31, 2005, shareholder servicing fees of $446,138 were waived on Class I of Prime Obligations Fund.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal period ended August 31, 2005 (000):

Fund	Amount
Government Obligations Fund	$8,140
Prime Obligations Fund	25,516
Tax Free Obligations Fund	2,875
Treasury Obligations Fund	20,229
U.S. Treasury Money Market Fund	603

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and administration fees, each fund is responsible for paying most other operating expenses, including: fees and expenses of independent directors, registration fees, postage and printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. For the fiscal period ended August 31, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

FIRST AMERICAN FUNDS Annual Report 2005

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the fiscal period ended August 31, 2005, total CDSCs retained by affiliates of USBAM for distributing shares of Prime Obligations Fund were $54,064.

4 >  Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At August 31, 2005, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	83.0%
Commercial Paper	8.7
Municipal Notes & Bonds	6.1
Daily Variable Rate Demand Notes	1.7
Investment Companies	0.5
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2005, the percentage of portfolio investments in longer-term securities by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	3.0%
General Obligations	3.1
6.1%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at August 31, 2005, were as follows:

Standard & Poor's/ Moody's Ratings:	Tax Free Obligations Fund
AAA/Aaa	31.4%
AA/Aa	68.2
A/A	0.4
NR	-
100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  August 31, 2005

5 >  Fund Merger

On August 16, 2005, shareholders of Treasury Reserve Fund approved the Agreement and Plan of Reorganization recommended by the funds' board of directors, providing for the merger of Treasury Reserve Fund Class A shares into Treasury Obligations Fund Reserve shares at the close of business on August 30, 2005. The following table illustrates the specifics of the merger (000):

Acquired Fund	Acquiring Fund	Acquired Funds Net Assets	Shares Issued to Shareholders of Acquired Fund	Acquiring Fund Net Assets	Combined Net Assets	Tax Status of Transfer
Treasury Reserve Fund Class A	Treasury Obligations Fund[1] Reserve shares	$1,104,823	1,104,846	$9,840,427	$10,945,250	Non-taxable

1  Accounting survivor.

6 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

Tax Information

The information set forth below is for each funds's fiscal period as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal periods of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2006 on Form 1099-DIV. Please consult your tax advisor for proper treatment of this information.

Dear First American Shareholders:

For the fiscal period ended August 31, 2005, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[a]
Government Obligations Fund	-%	100%	-%	100%
Prime Obligations Fund	0.02	99.98	-	100
Tax Free Obligations Fund	0.19	0.01	99.8	100
Treasury Obligations Fund	-	100	-	100
U.S. Treasury Money Market Fund	-	100	-	100

a  None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

Shareholder Meeting

At a special meeting of the shareholders of the Treasury Reserve Fund on August 16, 2005, the shareholders voted to approve the following proposal:

Approval of Agreement and Plan of Reorganization for the Treasury Reserve Fund, providing for reorganization of that fund into the Treasury Obligations Fund series of FAF, including the amendment to FAF's Amended and Restated Articles of Incorporation necessary to effect the reorganization.

At the meeting, shareholders approved this proposal as follows:

Fund	Shared Voted For	Shares Voted Against	Shares Abstained
Treasury Reserve	583,570,493	3,055,028	12,123,685

How to Obtain a Copy of the Funds' Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of the Funds' Investment Advisory Agreement

The Board of Directors of the funds (the "Board"), which is comprised entirely of independent directors, oversees the management of each fund and, as required by law, determines annually whether to renew the funds' advisory agreement with

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

U.S. Bancorp Asset Management, Inc. ("USBAM"). At a meeting on May 3-5, 2005, the Board considered information relating to the funds' investment advisory agreement with USBAM (the "Agreement"). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. At a subsequent meeting on June 20-22, 2005, the Board concluded its consideration of and approved the Agreement through June 30, 2006.

Although the Agreement, which is with First American Funds, Inc., relates to all of the funds, the Board of Directors separately considered and approved the Agreement with respect to each fund. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM's services to the fund, (2) the investment performance of the fund, (3) the profitability of USBAM related to the fund, including an analysis of USBAM's cost of providing services and comparative expense information, (4) the extent to which economies of scale are realized as the fund grows and whether fee levels share these economies of scale with fund investors, and (5) other benefits that accrue to USBAM through its relationship with the funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board's decision to approve the Agreement with respect to any fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each fund. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each fund. The Board reviewed USBAM's key personnel who provide investment management services to each fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each fund within the framework of that fund's investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM's duties with respect to each fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund's investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund's distributor, sub-administrator, transfer agent and custodian. The Board also noted that during the past year, USBAM did not detect any material violations of any fund's investment policies and restrictions. Finally, the Board considered USBAM's representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

The Board also considered compliance reports about USBAM from the funds' Chief Compliance Officer.

Based on the foregoing, the Board concluded that each fund is likely to benefit from the nature, extent and quality of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each fund, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the "performance universe"). The performance periods reviewed by the Board all ended on February 28, 2005. Also, given that different share classes have different expense structures and that each share class has been in existence for a different period of time, the Board considered separately (i) one- and three-year performance information for Class A shares, (ii) one-, three- and five-year performance information for Class Y shares and (iii) one-year performance information for Class Z shares. With respect to U.S. Treasury Money Market Fund, which has only been in existence for a short time, the Board considered the performance of Class A shares as noted below.

Government Obligations Fund. The Board considered that the performance of the fund's Class A shares for the one- and three-year periods equaled the median performance of the performance universe and that, for the one-year period, the fund's class Z shares significantly outperformed the performance universe. The Board also considered that for the one-, three- and five-year

FIRST AMERICAN FUNDS Annual Report 2005

periods the fund's Class Y shares slightly underperformed the performance universe median. The Board concluded that, in light of the fund's competitive performance, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Prime Obligations Fund. The Board considered that, for the one- and three-year periods, the fund's Class A shares outperformed the performance universe median and for the one-year period, the fund's class Z shares significantly outperformed the performance universe median. The Board also considered that for the one-, three- and five-year periods, the fund's Class Y shares were slightly below the median of the performance universe. The Board concluded that, in light of the fund's competitive performance, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Tax Free Obligations Fund. The Board considered that, for the one- and three-year periods, the fund's Class A and Class Y shares underperformed the performance universe median, as did the Class Y shares for the five-year period. The Board also noted, however, that the fund's class Z shares significantly outperformed the median of the performance universe for the one-year period. The Board considered USBAM's belief that part of the underperformance of Class A and Class Y is attributable to the high quality of the fund's portfolio securities. The Board considered that the fund's AAA Standard & Poor's rating prohibits the fund from buying unrated securities, which limits the universe of potential investments. Other funds in the performance universe do not have this restriction and, thus, have more investment options that can yield higher returns.

In addition, the Board noted USBAM's assertion that the Class A and Class Y underperformance also could be attributable to the entirely tax-free nature of the fund's income. The Board considered that, although the fund is allowed to invest up to 20% of its assets in taxable securities, including securities subject to the alternative minimum tax, the fund does not invest in any such securities. The Board noted that certain funds in the performance universe are not subject to this restriction and may invest without limit in securities subject to the alternative minimum tax. In light of this, the Board also compared the fund's performance to that of a peer universe that excluded funds investing in securities subject to the alternative minimum tax, noting that the fund's performance compared much more favorably against this alternate group of funds.

In light of the fund's performance after taking into account the AAA rating of the fund and the entirely tax-free nature of its investments, and after comparing the fund to similar funds that do not invest in securities subject to the alternative minimum tax, the Board concluded that it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Treasury Obligations Fund. The Board considered that, for the one- and three-year periods, the fund's Class A shares outperformed the performance universe median and that, for the one-year period, the fund's Class Z shares significantly outperformed the median. Further the Board considered that the performance of the fund's Class Y shares equaled the median for the one- year period, although it slightly underperformed the performance universe median for the three- and five-year periods. The Board concluded that, in light of the fund's competitive performance, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

U.S. Treasury Money Market Fund. The fund did not commence operations until October 2004. The Board considered that the performance of the fund's Class A shares was comparable to the median performance of the fund's performance universe for the period from October 25, 2004 through February 28, 2005. The Board concluded that, in light of the fund's competitive performance since inception and its short history of operations, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement and to monitor the performance record developed by the fund's portfolio management team.

Costs of Services and Profits Realized by USBAM

The Board examined USBAM's costs in serving as the funds' investment manager, including the costs associated with the personnel and systems necessary to manage each fund. The Board also considered the profitability of USBAM and its affiliates from their relationship with each fund. For each fund, the Board examined fee and expense information as compared to that of other funds and accounts managed by USBAM and of comparable funds managed by other advisers. The Board found that while the management fees for USBAM's institutional separate accounts are lower than the funds' management fees, the funds receive additional services from USBAM that separate accounts do not receive.

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

Using information provided by an independent data service, the Board also evaluated each fund's advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each fund's expense ratio after waivers compared to the median expense ratio of comparable funds. In connection with its review of fund fees and expenses, the Board asked USBAM to articulate its pricing philosophy. USBAM responded that it attempts generally to maintain each fund's total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, USBAM committed to waive its investment advisory fees to the extent necessary to maintain the funds' total expense ratios at levels generally in line with their respective peer groups.

The Board noted that the information provided by an independent data service reflected that each fund's advisory fee is below its peer group median advisory fee. The Board also noted that, consistent with USBAM's pricing philosophy, each fund's expense ratio was competitive with its peer group median expense ratio. The Board concluded USBAM's pricing philosophy is a reasonable one and that the funds' advisory fees and expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each fund's investment advisory fee reflects economies of scale for the benefit of fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to keep each fund's total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The median total expense ratio of a fund's peer group will necessarily reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group. Therefore, by capping a fund's total expense ratio at a level close to the median, fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds' advisory fee schedules. In light of USBAM's commitment to keep total fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the funds, the Board noted that USBAM and certain of its affiliates serve the funds in various capacities, including as adviser, administrator, sub-administrator, transfer agent, distributor, custodian and securities lending agent, and receive compensation from the funds in connection with providing services to the funds. The Board considered that each service provided to the funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the best interest of each fund and its shareholders.

FIRST AMERICAN FUNDS Annual Report 2005

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Benjamin R. Field III, P.O. Box 1329, Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF, since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

Roger A. Gibson, P.O. Box 1329, Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997	Retired; Vice President – Cargo, United Airlines, from July 2001 through July 2004; Vice President, North America – Mountain Region for United Airlines, prior to July 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

Victoria J. Herget, P.O. Box 1329, Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

Leonard W. Kedrowski, P.O. Box 1329, Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since November 1993	Owner, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

Richard K. Riederer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Retired; Director, President and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	Cleveland-Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss, P.O. Box 1329, Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 1984	Owner, Chairman and Chief Executive Officer, Excensus(TM), LLC, a consulting firm, since 2001; owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; attorney at law.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

Independent Directors - continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Virginia L. Stringer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF's Board since September 1997; Director of FAF since June 1991	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

James M. Wade, P.O. Box 1329, Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

†  Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS Annual Report 2005

Officers

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr., U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FAF since February 2001	Chief Executive Officer of U.S. Bancorp Asset Management, Inc. since May 2001; Chief Executive Officer of First American Asset Management since December 2000 to May 2001 and of Firstar Investment & Research Management Company ("FIRMCO") from February 2001 to May 2001; prior thereto Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray.

Mark S. Jordahl, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1960)*	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FAF since September 2001	Chief Investment Officer of U.S. Bancorp Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management – Americas, September 2000 to June 2001; Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp., January 1998 to September 2000.

Jeffery M. Wilson, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAF since March 2000	Senior Vice President of U.S. Bancorp Asset Management, Inc. since May 2001; prior thereto, Senior Vice President of First American Asset Management.

Charles D Gariboldi Jr., U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since October 2004	Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc. since October 2004; prior thereto Vice President of investment accounting and Fund Treasurer for Thrivent Financial for Lutherans.

Jill M. Stevenson, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2005	Assistant Treasurer, U.S. Bancorp Asset Management, Inc., since September 2005; prior thereto, Director, Senior Project Manager, U.S. Bancorp Asset Management from May 2003. Prior to that, Vice President, Director of Operations, Paladin Investment Associates, LLC.

David H. Lui, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since February 2005	Chief Compliance Officer for First American Funds and U.S. Bancorp Asset Management, Inc. since February 2005. Prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004. Prior to that Vice President Charles Schwab & Co,. Inc.

Kathleen L. Prudhomme, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAF since December 2004; prior thereto, Assistant Secretary of FAF since September 1998	Deputy General Counsel, U.S. Bancorp Asset Management Inc. since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; prior thereto, Secretary of FAF since June 2002; Assistant Secretary of FAF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Brett L. Agnew, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004	Attorney for U.S. Bancorp Asset Management, Inc. since August 2004; 2001-2004, Senior Counsel, Thrivent Financial for Lutherans; prior thereto, Consultant, Principal Financial Group.

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

Officers - continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
James R. Arnold, 615 E. Michigan Street, Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

Douglas G. Hess, 615 E. Michigan Street, Milwaukee, WI 53202 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2001	Vice President, U.S. Bancorp Fund Services, LLC.

*  Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui and Agnew, and Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment adviser and administrator for FAF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FAF.

FIRST AMERICAN FUNDS Annual Report 2005

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Board of Directors First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.

Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds.  Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

SUB-ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication,  First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0285-05    10/2005   AR-MONEY

Item 2—Code of Ethics

(a) The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item.

(c) During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provisions of its code of ethics.

(d) The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a) Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $439,310 in the fiscal period ended August 31, 2005, $586,376 in the fiscal year ended September 30, 2004 and $505,797 in the fiscal year ended September 30, 2003, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b) Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $19,275 in the fiscal period ended August 31, 2005, $17,082 in the fiscal year ended September 30, 2004 and $0 in the fiscal year ended September 30, 2003, including fees associated with the semi-annual review of fund disclosures.

(c) Tax Fees - E&Y billed the registrant fees of $82,384 in the fiscal period ended August 31, 2005, $84,123 in the fiscal year ended September 30, 2004 and $221,453 in the fiscal year ended September 30, 2003, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d) All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal period ended August 31, 2005 and the fiscal year ended September 30, 2004.

(e)(1) The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

• Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

• Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

• Meet quarterly with the partner of the independent audit firm

• Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

• Annual Fund financial statement audits

• Seed audits (related to new product filings, as required)

• SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

• Accounting consultations

• Fund merger support services

• Other accounting related matters

• Agreed Upon Procedure Reports

• Attestation Reports

• Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

• Tax compliance services related to the filing or amendment of the following:

• Federal, state and local income tax compliance, and

• Sales and use tax compliance

• Timely RIC qualification reviews

• Tax distribution analysis and planning

• Tax authority examination services

• Tax appeals support services

• Accounting methods studies

• Fund merger support services

• Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

• Management functions

• Accounting and bookkeeping services

• Internal audit services

• Financial information systems design and implementation

• Valuation services supporting the financial statements

• Actuarial services supporting the financial statements

• Executive recruitment

• Expert services (e.g., litigation support)

• Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2) All of the services described in paragraphs (b) through (d) of this Item 4 that were provided to the registrant on or after May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services, were pre-approved by the audit committee.

(f) All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $127,359 in the fiscal period ended August 31, 2005, $131,955 in the fiscal year ended September 30, 2004 and $353,653 in the fiscal year ended September 30, 2003, including services provided prior to May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services.

(h) The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved and that were rendered on or after May 6, 2003 (the effective date of SEC rules relating to the pre-approval of non-audit services), is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)  Not applicable.  Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 7, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: November 7, 2005